As Filed with the Securities and Exchange Commission on February 27, 1998
                                                    Registration Nos.  33-72424
                                                                       811-8194

-------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549
                                 --------------
                                    FORM N-1A
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     / /
                           Pre-Effective Amendment No.                   / /
                          Post-Effective Amendment No. 9                 /X/
                                      and/or
                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940                       / /
                                 AMENDMENT NO. 11
                         (Check appropriate box or boxes)                /X/
                                  --------------
                            Financial Investors Trust
                (Exact Name of Registrant as Specified in Charter)
                       370 Seventeenth Street, Suite 3100
                             Denver, Colorado 80202
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (303) 623-2577

                               W. Robert Alexander
                        370 Seventeenth Street, Suite 3100
                              Denver, Colorado 80202
                     (Name and Address of Agent for Service)

                                     Copy to:
                              Steven R. Howard, Esq.
                                 Baker & McKenzie
                                 805 Third Avenue
                             New York, New York 10022

It is proposed that this filing will become effective (check appropriate box):

    __   immediately upon filing pursuant to paragraph (b)
    __   on (date) pursuant to paragraph (b)
    __   60 days after filing pursuant to paragraph (a)
    _x_  75 days after filing pursuant to paragraph (a)(2)
    ___  on (date) pursuant to paragraph (a) of Rule 485

    Registrant has elected.to register an indefinite number of shares of beneficial interest pursuant to Rule 24f-2 under the Investment Company Act of 1940 and filed the Notice required by Rule 24f-2 for the fiscal year ended April 30, 1997 on June 25, 1997.
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Total Pages:

                              FINANCIAL INVESTORS TRUST

                         Registration Statement on Form N-1A

                                CROSS REFERENCE SHEET
                               Pursuant to Rule 495(a)
                           under the Securities Act of 1933

                           PRIME MONEY MARKET FUND-CLASS I

PART A                                           PROSPECTUS CAPTION


Item 1.  Cover Page . . . . . . . . . . . . . .  Cover Page

Item 2.  Synopsis . . . . . . . . . . . . . . .  Expense Summary

Item 3.  Condensed Financial Information. . . .  Not Applicable

Item 4.  General Description of
          Registrant. . . . . . . . . . . . . .  Fund Operations; Suitability;
                                                 Investment Instruments,
                                                 Transactions and Risks

Item 5.  Management of the Fund . . . . . . . .  Management of the Fund

Item 6.  Capital Stock and Other
          Securities. . . . . . . . . . . . . .  Fund Operations; Taxes; Other
                                                 Information

Item 7.  Purchase of Securities
          Being Offered . . . . . . . . . . . .  Fund Operations; How to Invest
                                                 in the Fund; Shareholder
                                                 Services

Item 8.  Redemption or Repurchase . . . . . . .  How to Redeem Shares;
                                                 Shareholder Services

Item 9.  Pending Legal Proceedings. . . . . . .  Not Applicable


                        PRIME MONEY MARKET FUND - CLASS II

PART A                                           PROSPECTUS CAPTION


Item 1.  Cover Page . . . . . . . . . . . . . .  Cover Page

Item 2.  Synopsis . . . . . . . . . . . . . . .  Expense Summary

Item 3.  Condensed Financial Information. . . .  Not Applicable

Item 4.  General Description of
          Registrant. . . . . . . . . . . . . .  Fund Operations; Suitability;
                                                 Investment Instruments,
                                                 Transactions and Risks

Item 5.  Management of the Fund . . . . . . . .  Management of the Fund

Item 6.  Capital Stock and Other
          Securities. . . . . . . . . . . . . .  Fund Operations; Taxes;  Other
                                                 Information

Item 7.  Purchase of Securities
          Being Offered . . . . . . . . . . . .  Fund Operations; How to Invest
                                                 in the Fund; Shareholder
                                                 Services

Item 8.  Redemption or Repurchase . . . . . . .  How to Redeem Shares;
                                                 Shareholder Services

Item 9.  Legal Proceedings. . . . . . . . . . .  Not Applicable

                           U.S. TREASURY MONEY MARKET FUND
                          U.S. GOVERNMENT MONEY MARKET FUND
                      PRIME MONEY MARKET FUND - CLASSES I AND II


PART B    . . . . . . . . . . . . . . . . . . . .   STATEMENT OF ADDITIONAL
                                                    INFORMATION CAPTION

Item 10. Cover Page . . . . . . . . . . . . . . .   Cover Page

Item 11. Table of Contents. . . . . . . . . . . .   Table of Contents

Item 12. General Information and
          History . . . . . . . . . . . . . . . .   Not Applicable

Item 13. Investment Objective and
          Policies. . . . . . . . . . . . . . . .   Investment Restrictions;
                                                    Investment Instruments

Item 14. Management of the
          Registrant. . . . . . . . . . . . . . .   Management

Item 15. Control Persons and Principal
          Holders of Securities . . . . . . . . .   Management; Shares of
                                                    Beneficial Interest

Item 16. Investment Advisory and
          Other Services. . . . . . . . . . . . .   Management; Custodian and
                                                    Sub-Custodian Experts

Item 17. Brokerage Allocation and Other Practices  Portfolio Transactions

Item 18. Capital Stock and Other
          Securities. . . . . . . . . . . . . . .   Shares of Beneficial
                                                    Interest

Item 19. Purchase, Redemption and
          Pricing of Securities
          Being Offered . . . . . . . . . . . . .   How to Invest in the Fund
                                                    (Part A); Redemptions; How
                                                    to Redeem Shares (Part A);
                                                    Determination of Net Asset
                                                    Value; Exchange Privilege

Item 20. Tax Status . . . . . . . . . . . . . . .   Fund Operations; Federal
                                                    Income Taxes

Item 21. Underwriters . . . . . . . . . . . . . .   Management

Item 22. Calculation of Performance
          Data. . . . . . . . . . . . . . . . . .   Calculation of Yields and
                                                    Performance Information

Item 23. Financial Statements . . . . . . . . . .   Financial Statements

                                   EXPLANATORY NOTE


This amendment to the Registration Statement of Financial Investors Trust contains the following:

     1.   One Prospectus for the new Prime Money Market Fund - Class I

     2.   One Prospectus for the new Prime Money Market Fund - Class II

     3. One Statement of Additional Information for the U.S. Government Money Market Fund, U.S. Treasury Money Market Fund and Prime Money Market Fund - Classes I and II

     4.   One Part C of the Registration Statement.

This amendment does not amend the following portions of the Registration
Statement:

     1. Prospectuses for the Aristata Colorado Quality Tax Exempt Fund, Aristata Quality Bond Fund, and Aristata Equity Fund ("Aristata Portfolios");

     2.   Statement of Additional Information for the Aristata Portfolios.

FINANCIAL INVESTORS TRUST                              ________________, 1998
370 Seventeenth Street
Suite 3100
Denver, Colorado 80202-5627
For additional information, call (800) 298-3442

PRIME MONEY MARKET FUND - CLASS I

     This Prospectus describes the Prime Money Market Fund (the "Fund"), a diversified money market fund. The Fund seeks to provide investors with as high a level of current income as is consistent with the preservation of capital and liquidity by investing in a defined group of short-term, U.S. dollar denominated money market instruments. The Fund is required to maintain a dollar-weighted average portfolio maturity of 90 days or less and seeks to maintain its net asset value per share at $1.00 for purposes of purchases and redemptions.

     This Prospectus offers exclusively Class I shares of the Fund. Class I shares of the Fund are sold generally to municipal investors, including municipalities, counties and state agencies, as well as other institutional investors such as broker/dealers, corporations, investment advisers, credit unions, banks, insurance companies and other financial institutions and high net worth individuals that meet the $1,000,000 minimum investment threshold for this class of shares. The Fund also offers Class II shares - see "Other Information - Capitalization."

     The Fund is sponsored and distributed by ALPS Mutual Funds Services, Inc. ("ALPS" or the "Administrator" or "Distributor") and is advised by GE Investment Management Incorporated ("GEIM" or the "Adviser").

     SHARES IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OR INSURER AND THEY MAY INVOLVE INVESTMENT RISKS INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

     This Prospectus sets forth concisely the information you should consider before investing in the Fund. Please read this Prospectus and keep it for future reference. Additional information about the Fund is contained in a Statement of Additional Information (the "Statement of Additional Information") which has been filed with the Securities and Exchange Commission ("SEC") and is available upon request without charge by writing to or calling the Trust at the address and telephone number listed above. The Statement of Additional Information bears the same date as this Prospectus and is incorporated herein by reference.


















 THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES
  AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS
     A CRIMINAL OFFENSE. AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT AND THERE CAN BE NO ASSURANCE THAT THE FUND
     WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

                               TABLE OF CONTENTS

                                                                           Page
                                                                           ----

EXPENSE SUMMARY ............................................................3

FUND OPERATIONS ............................................................4

SUITABILITY ................................................................6

MANAGEMENT OF THE FUND .....................................................7

HOW TO INVEST IN THE FUND ..................................................8

HOW TO REDEEM SHARES .......................................................9

SHAREHOLDER SERVICES ......................................................10

TAXES .....................................................................10

INVESTMENT INSTRUMENTS, TRANSACTIONS AND STRATEGIES .......................11

OTHER INFORMATION .........................................................14


EXPENSE SUMMARY

The summary below shows shareholder transaction expenses imposed by the Fund and annual Fund operating expenses based on anticipated operating expenses of the Fund. A hypothetical example based on the summary is also shown. "Shareholder Transaction Expenses" are charges you pay when buying or selling shares of the Fund whereas "Annual Fund Operating Expenses" are paid out of the Fund's assets and include fees for portfolio management, fund administration and other services.

SHAREHOLDER TRANSACTION EXPENSES

     Maximum Sales Load on Purchases
       of Fund Shares                             None
     Deferred Sales Load                          None
     Redemption Fees                              None
     Exchange Fee                                 None

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)

     The Management Fees described in the table below are based upon the anticipated operating expenses of the Fund. Management Fees may be higher to the extent the Fund's average net assets exceed $___ million. Please read the following Annual Fund Operating Expenses summary and accompanying footnotes carefully before investing.

     Management Fees(1)                            _____%
     12b-1 Fees                                      None
     All Other Expenses(2)
       (Net of Fee Waivers and Reimbursements)     _____%
     Total Fund Operating Expenses
       (Net of Fee Waivers and Reimbursements)(2)  _____%

     (1) The Fund is obligated to pay management fees to GEIM at the maximum annual rate of ____% of the Fund's average net assets. Under its Investment Advisory Agreement with the Fund, GEIM is entitled to receive management fees of ____% on the first $____ million of average net assets of the Fund, ____% on the next $____ million and ___% on average net assets in excess of $_____.

     (2) The amount for "All Other Expenses" includes administration fees payable to the Administrator calculated daily and payable monthly, at an annual rate of the greater of $______ or ____% of average daily net assets of the Fund up to $____ million, ____% of average daily net assets of the Fund in excess of $____ million up to $_____ and ____% of average daily net assets of the Fund in excess of $______. The Administrator has stated that it will voluntarily waive a portion of the administration fees otherwise payable by the Fund, as well as voluntarily assume a portion of the Fund expenses, to the extent necessary for the Fund to maintain a total expense ratio of not more than _____% of the average net assets of the Fund. Without this voluntary fee waiver and assumption of expenses, and assuming payment of the maximum management and administration fees, All Other Expenses and Total Fund Operating Expenses would be ____% and ____%, respectively, of the average net assets of the Fund. The Administrator reserves the right to modify or terminate the fee waiver and assumption of expenses at any time.

     THE FOLLOWING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES. THE EXPENSES SET FORTH ABOVE AND THE EXAMPLE SET FORTH BELOW REFLECT THE NON-IMPOSITION OF CERTAIN FEES AND EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

EXAMPLE:

     Based upon the above summary of expenses and assuming a 5% annual return, redemption at the end of each time period and the reinvestment of all dividends and distributions, you would pay the following expenses on a $1,000,000 investment in Class I of the Fund:

                    1 YEAR                   $_____
                    3 YEARS                  $_____

OTHER INFORMATION:

     The Expense Summary and Example are intended to help you understand the expenses you would bear either directly (as with the Shareholder Transaction Expenses) or indirectly (as with the Annual Fund Operating Expenses) as a Fund shareholder. As stated above, the Fund does not impose any sales-related charges in connection with purchases of its shares, although certain service institutions may charge their clients fees in connection with purchases and sales for the accounts of their clients. These fees are in addition to the expenses shown in the Expense Summary and Example. For a more complete description of the Fund's operating expenses, see "Management of the Fund" in this Prospectus and the Statement of Additional Information.


FUND OPERATIONS

INVESTMENT OBJECTIVE

     The Adviser will use its best efforts to achieve the investment objective of the Fund as described below, although the achievement of the investment objective, of course, cannot be assured. You should not consider the Fund, by itself, to be a complete investment program. The Fund is a diversified, open-end management investment company.

     The investment objective of the Fund is to seek as high a level of current income as is consistent with the preservation of capital and liquidity. In seeking its objective, the Fund invests in the following U.S. dollar denominated, short-term money market instruments: (1) securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities ("Government Securities"); (2) debt obligations of corporations, banks, savings and loan institutions, insurance companies and mortgage bankers; (3) commercial paper and notes, including those with floating or variable rates of interest;
(4) debt obligations of foreign branches of U.S. banks, U.S. branches of foreign banks and foreign branches of foreign banks; (5) debt obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities, including obligations of supranational entities; (6) debt securities issued by foreign issuers; (7) repurchase agreements; and (8) asset-backed or mortgage-related securities.

     The Fund limits its portfolio investments to securities that the Trust's Board of Trustees determines present minimal credit risk and that are "Eligible Securities" at the time of acquisition by the Fund. "Eligible Securities" as used in this Prospectus means securities rated by the requisite "nationally recognized statistical rating organization" ("NRSRO") in one of the two highest short-term rating categories, consisting of issuers that have received these ratings with respect to other short-term debt securities and comparable unrated securities. "Requisite NRSROs" means (1) any two NRSROs that have issued ratings with respect to a security or class of debt obligations of an issuer or
(2) one NRSRO, if only one NRSRO has issued such a rating at the time that the Fund acquires the security. Currently, six organizations are NRSROs: S&P, Moody's, Fitch Investors Service, Inc., Duff and Phelps, Inc., IBCA Limited and its affiliate, IBCA, Inc., and Thomson BankWatch, Inc. A discussion of the ratings categories is contained in the Appendix to the Statement of Additional Information. By limiting its investments to Eligible Securities, the Fund may not achieve as high a level of current income as a fund investing in lower-rated securities.

     The Fund may not invest more than 5% of its total assets in the securities of any one issuer, except for Government Securities and except to the extent permitted under rules adopted by the SEC under the Investment Company Act of 1940, as amended ("1940 Act"). In addition, the Fund may not invest more than 5% of its total assets in Eligible Securities that have not received the highest rating from the Requisite NRSROs and comparable unrated securities ("Second Tier Securities"), and may not invest more than the greater of $1,000,000 or 1% of its total assets in the Second Tier Securities of any one issuer. The Fund may invest more than 5% (but not more than 25%) of the then-current value of the Fund's total assets in the securities of a single issuer for a period of up to three business days, so long as (1) the securities either are rated by the Requisite NRSROs in the highest short-term rating category or are securities of issuers that have received such ratings with respect to other short-term debt securities or are comparable unrated securities and (2) the Fund does not make more than one such investment at any one time. Determinations of comparable quality for purchases of unrated securities are made by GEIM in accordance with procedures established by the Board of Trustees. The Fund invests only in instruments that have (or, pursuant to regulations adopted by the SEC, are deemed to have) remaining maturities of 13 months or less at the date of purchase (except securities subject to repurchase agreements), determined in accordance with a rule promulgated by the SEC. The Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less. The assets of the Fund are valued on the basis of amortized cost, as described below under "Determination of Net Asset Value."

     The Fund, in addition to investing as described above, may hold Rule 144A Securities. In addition, the Fund may engage in the following types of investment techniques and strategies: entering into reverse repurchase agreements, entering into securities transactions on a when-issued or delayed-delivery basis and lending portfolio securities. These other instruments, investment techniques and strategies have risks and special considerations associated with them that are described below under "Investment Instruments, Transactions, Strategies and Risks."

INVESTMENT RESTRICTIONS

     The Fund is subject to a number of investment restrictions which reflect self-imposed standards as well as federal regulatory limitations. These limitations are designed to minimize certain risks associated with investing in specified types of securities or engaging in certain transactions. These investment restrictions and those identified as fundamental in the Statement of Additional Information may be changed only by a vote of a majority of the Fund's outstanding shares.

     The Fund may not:

     1) Borrow money, except that the Fund may enter into reverse repurchase agreements, and except that the Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests and cash payments of dividends and distributions that might otherwise require the untimely disposition of securities, in an amount not to exceed 33-1/3% of the value of the Fund's total assets (including the amount borrowed) valued at market. Whenever borrowings, including reverse repurchase agreements, of 5% or more of the Fund's total assets are outstanding, the Fund will not make any additional investments.

     2) Lend its assets or money to other persons, except through (a) purchasing debt obligations, (b) lending portfolio securities in an amount not to exceed 30% of the Fund's assets taken at market value, (c) entering into repurchase agreements, and (d) entering into variable rate demand notes.

     3) Purchase securities (other than Government Securities) of any issuer if, as a result of the purchase, more than 5% of the Fund's total assets would be invested in the securities of the issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

     4) Purchase more than 10% of the voting securities of any one issuer, or more than 10% of the outstanding securities of any class of issuer, except that this limitation is not applicable to the Fund's investments in Government Securities. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

     5) Invest more than 25% of the value of its total assets in securities of issuers in any one industry, except that the Fund may invest more than 25% of the value of its total assets in securities issued by domestic banks.

     If a percentage limitation on investments by the Fund stated above or in the Statement of Additional Information is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in asset values will not be deemed to violate the limitation except in the case of the limitations on borrowing and illiquid investments. The Fund is not required to sell a security if its rating is reduced or discontinued after purchase, but the Fund may consider doing so.

     It is the intention of the Fund, unless otherwise indicated, that with respect to the Fund's policies that are the result of the application of law, the Fund will take advantage of the flexibility provided by rules or interpretations of the SEC currently in existence or promulgated in the future or changes to such laws.

DETERMINATION OF NET ASSET VALUE

     The value of the Fund's shares is referred to as "net asset value". Net asset value per share of each Class for purposes of pricing purchases and redemptions is calculated by adding the value of each Class' proportionate share of all securities and other assets, subtracting its proportionate share of liabilities, and dividing the result by the number of outstanding shares of each Class. Within each Class, the expenses are allocated proportionately based on the net assets of each Class, except class-specific expenses which are allocated directly to the respective Class. Net asset value is determined as of 5:00 p.m. Eastern Time on each day the New York Federal Reserve and the New York Stock Exchange are open for business and as of 12:00 noon Eastern Time on any day the Public Securities Association ("PSA") recommends an early close (each such day referred to as a "Half Day"). Currently, either the New York Federal Reserve or the New York Stock Exchange is closed on New Years Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans'
Day, Thanksgiving Day and Christmas Day. An early close is currently recommended by the PSA on the Business Day before each day that either the New York Federal Reserve or the New York Stock Exchange observes a holiday, except for Good Friday. Additionally, the PSA recommends an early close on the Business Day following Independence Day and Thanksgiving Day. A "Business Day" is any day on which the New York Federal Reserve and the New York Stock Exchange are open for business.

     The Board of Trustees has established procedures designed to maintain a stable net asset value of $1.00 per share, to the extent reasonably possible. The Board of Trustees has approved and adopted procedures under Rule 2a-7 under the Investment Company Act of 1940, as amended, which was enacted by the SEC with the intent of stabilizing money market funds at $1.00 per share. Under the guidelines of Rule 2a-7, the Fund uses the amortized cost method to value its portfolio securities. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period of maturity, regardless of the impact of fluctuating interest rates on the market value of the security. Rule 2a-7 also provides that the Fund must also do a "mark-to-market" analysis, where it is determined the degree to which any variations may exist between the amortized pricing method and the actual market price of the securities in the Fund. In the event the Board determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, the Board will take such corrective action as it regards as necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity.

     Rule 2a-7 also requires the Fund to maintain a dollar weighted average portfolio maturity of 90 days or less, purchase securities having remaining maturities of 13 months or less and invest only in securities determined by the Trust's Board of Trustees to be "eligible securities" and that present minimal credit risks. The Board of Trustees or its delegate reviews the portfolio securities monthly and at regularly scheduled quarterly Board of Trustees meetings. There can be no assurance that at all times the $1.00 price per share can be maintained. See the Statement of Additional Information for more details.

DIVIDENDS AND DISTRIBUTIONS

     The Fund's net income is declared daily as a dividend at the close of business on the day of declaration. Your shares begin earning dividends on the day you purchase them, and continue to earn dividends through and including the day before you redeem them. See "How to Invest in the Fund". The Fund pays dividends not later than five business days after the end of each month in the form of additional shares of the Fund, unless you elect prior to the date of distribution to receive payment in cash. Reinvested dividends and distributions receive the same tax treatment as those paid in cash. If you redeem all of your shares in the Fund, the Fund will pay your dividends in cash not later than five business days after the redemption.


SUITABILITY

     The Fund is designed as an economical and convenient professionally managed investment vehicle for institutional investors and high net worth individuals with cash balances or cash reserves who seek as high a level of current income as is consistent with the preservation of capital and liquidity. The Fund is designed to meet the specific cash management needs of institutional investors such as Municipal Investors, broker/dealers, corporations, investments advisers, credit unions, banks, insurance companies and other institutional investors. "Municipal Investors" include any State, county, municipality, school district, special district or political subdivision in the United States. The Fund may also be suitable for institutions seeking an investment vehicle for daily cash sweep or liquidity purposes on behalf of their clients.

     Legislation in each state sets forth guidelines and limitations with respect to investments by Municipal Investors located within the state. In addition, Municipal Investors may be subject to local laws or have their own guidelines and policies prescribing acceptable investments for cash management purposes. Each Municipal Investor planning to invest in the Fund must independently verify that the Fund meets all of the criteria of investment policies and guidelines applicable to such Municipal Investor.

     Future statutory or regulatory changes, as well as future judicial or administrative decisions and interpretations of present and future statutes and regulations could prevent a Municipal Investor from continuing its investment in the Fund. Each Municipal Investor should therefore remain aware of any changes in the applicable regulation of permitted investments.

     The Fund offers the advantages of purchasing power efficiencies and diversification of risk. Generally, in purchasing debt instruments from dealers, the percentage difference between the bid and asked price tends to decrease as the size of the transaction increases. The Fund also offers investors the opportunity to participate in a portfolio of money market instruments which is more diversified in terms of issues and maturities than a portfolio a single investor may otherwise be able to invest in.

     Investment in the Fund relieves the investor of money management and administrative burdens usually associated with the direct purchase and sale of money market instruments. These include the selection of the portfolio investments; surveying the market for the best terms at which to buy and sell; scheduling and monitoring maturities and reinvestments; receipt, delivery and safekeeping of securities; and portfolio recordkeeping.


MANAGEMENT OF THE FUND

INVESTMENT ADVISER

     The Adviser, GEIM, is a wholly-owned subsidiary of General Electric Company ("GE"). The principal address of the Adviser is 3003 Summer Street, Stamford, CT 06905.

     GEIM and General Electric Investment Corporation ("GEIC"), an affiliated company of GEIM wholly-owned by GE, collectively provide investment management services to various institutional accounts with total assets, as of June 30, 1997, in excess of $65 billion, including $1.5 billion in money market funds.

     Pursuant to the Investment Advisory Agreement, the Adviser has agreed to provide a continuous investment program for the Fund, including investment research and management with respect to the assets of the Fund. GEIM is entitled to receive management fees of ____% on the first $____ million of average net assets of the Fund, ____% on the next $___ million and ____% on average net assets in excess of $___ billion.

ADMINISTRATOR, TRANSFER AGENT, BOOKKEEPING AND PRICING AGENT

     ALPS serves as the Fund's Administrator. As Administrator, ALPS has agreed to: assist in maintaining the Fund's office; furnish the Fund with clerical and certain other services; compile data for and prepare notices and semi-annual reports to the Securities and Exchange Commission; prepare filings with state securities commissions; coordinate Federal and state tax returns; monitor the Fund's expense accruals; monitor compliance with the Fund's investment policies and limitations; and generally assist in the Fund's operations. ALPS is entitled to receive a fee from the Fund for its administrative services computed daily and payable monthly, at the annual rate of the greater of $_______ or ____% of average daily net assets of the Fund up to $____ million, ____% of average daily net assets of the Fund in excess of $____ million up to $___ billion and ____% of average daily net assets of the Fund in excess of $___ billion. ALPS has stated that it will voluntarily waive a portion of the administration fees otherwise payable by the Fund, as well as voluntarily assume a portion of the Fund expenses, to the extent necessary for the Fund to maintain a total expense ratio of not more than ______% of the average net assets of the Fund. ALPS reserves the right to modify or terminate the fee waiver and assumption of expenses at any time. ALPS and GEIM may also pay third parties from time to time for rendering services to the Fund and/or shareholders.

     In addition to its role as Administrator, ALPS serves as the Fund's Transfer Agent. ALPS also serves as the Fund's Bookkeeping and Pricing Agent. In this capacity, ALPS has agreed to maintain the financial accounts and records of the Fund and to compute the net asset value and certain other financial information relating to the Fund.

CUSTODIAN

     State Street Bank and Trust Company of Connecticut, N.A., located at 750 Main Street, Suite 1114, Hartford, Connecticut 06103, serves as Custodian for the Fund.

SUB-CUSTODIAN

     State Street Bank and Trust Company, located at P.O. Box 1978, Boston, Massachusetts 02015, serves as Sub-Custodian for the Fund.

HOW TO INVEST IN THE FUND

     Shares in the Fund are distributed on a continuous basis by ALPS, the Fund's Sponsor and Distributor. ALPS has its principal office at 370 Seventeenth Street, Suite 3100, Denver, Colorado 80202 and may be reached at
(800) 298-3442.

GENERAL PROCEDURES

     You may purchase Fund shares through ALPS, the Fund's Transfer Agent. Investors shall pay for their purchase of Fund shares by using the Federal Reserve Wire System. Shares of the Fund may be purchased at the net asset value next determined after an order is received and accepted. The Fund does not impose any sales-related charges in connection with purchases of shares. The Fund may discontinue offering its shares in any state without notice to shareholders.

     An initial investment in the Fund must be preceded or accompanied by a completed, signed application. The application should be forwarded to:

          Financial Investors Trust
          370 17th Street, Suite 3100
          Denver, Colorado  80202

     Purchases by telephone or facsimile can be made after an account has been established by the Transfer Agent as described below. The Trust reserves the right to reject any purchase order. Third-party checks will not be accepted. Check payments must be in U.S. dollars. Please include Fund name and account number on all checks.

PURCHASE PRICE

     Your purchase of Fund shares will be effected at the net asset value next determined after the Fund receives your purchase order in proper form and payment in the form of Federal Funds. If your order is accompanied by Federal Funds, or is converted into Federal Funds by 5:00 p.m. Eastern Time on a Business Day or 12:00 noon Eastern Time on a Half Day, it will be executed on that day. If the Fund receives your order and payment in the form of Federal Funds after 5:00 p.m. Eastern Time on a Business Day or after 12:00 noon Eastern Time on a Half Day, your order will be processed the next Business Day.

TELEPHONE AND FACSIMILE PURCHASES

     You can purchase Fund shares by telephone or facsimile once you have established your account with the Fund and selected facsimile and/or telephone privileges on your Account Application. In order to qualify for dividends on the day of purchase, telephone or facsimile orders must be placed and Federal Funds must be in the Fund's custody account by 5:00 p.m. Eastern Time on Business Days. In order to qualify for dividends on the day of purchase on Half Days, telephone or facsimile orders must be placed and Federal Funds must be in the Fund's custody account by 12:00 noon that day. If Federal Funds arrive in the Fund's custody account after the stated deadlines for both Business Days and Half Days, THE ACCOUNT will be credited the next Business Day.

MINIMUM INVESTMENT AND ACCOUNT BALANCES

     The minimum initial investment for Class I is $1,000,000 and additional investments may be made in any amount. The minimum purchase requirements do not apply to reinvested dividends. If an account balance in Class I falls below $200,000 due to redemptions or exchanges, the account may be closed and the proceeds wired to the bank account of record, or a check will be issued and sent to the party of record. An investor will be given 30 days notice that the account will be closed unless an additional investment is made to increase the account balance to the $200,000 minimum.

STATEMENTS AND REPORTS

     The Trust will send you a statement of your account after every transaction that affects your share balance or your account registration. A statement with tax information and an annual statement will be mailed to you by January 31 of each year, and also will be filed with the IRS. At least twice a year, you will receive financial statements in the form of Annual and Semi-Annual Reports of the Fund.

HOW TO REDEEM SHARES

GENERAL PROCEDURES

     Shareholders may redeem all or any part of the value of their account(s) on any Business Day. You may redeem by mail, telephone or facsimile if you have established that capability with the Fund. Redemption orders are processed at the net asset value per share next determined after the Fund receives your order. If the Fund receives your redemption order before 1:00 p.m. Eastern Time, on a Business Day other than a Half Day, or by 11:00 a.m. Eastern Time on a Half Day, the Fund will generally pay for your redeemed shares on that day. Otherwise, the Fund will generally pay for your redeemed shares on the next Business Day. The Fund reserves the right to pay for redeemed shares within seven days after receiving your redemption order if, in the judgment of the Adviser, an earlier payment could adversely affect the Fund.

REGULAR REDEMPTION

     You may redeem shares by sending a written request to Financial Investors Trust, P.O. Box 1978, Boston, Massachusetts 02015. You must sign a redemption request. (All individuals with authority on the account must co-sign.) Your written redemption request must:

       (i)  state the number of shares to be redeemed;
      (ii)  identify your shareholder account number; and
     (iii)  provide your tax identification number.

     Each signature must be guaranteed by either a bank that is a member of the FDIC, a trust company or a member firm of a national securities exchange or other eligible guarantor institution. The Fund will not accept guarantees from notaries public. Guarantees must be signed by an authorized person at the guarantor institution, and the words "Signature Guaranteed" must appear with the signature. A redemption request will not be deemed to be properly received until the Fund receives all required documents in proper form.

     When the Fund wires your redemption proceeds, the wire must be paid to the same bank and account as designated on the Fund's Account Application or in your written instructions to the Fund. If your bank is not a member of the Federal Reserve System, your redemption proceeds will be wired to a correspondent bank. Immediate notification by the correspondent bank to your bank will be necessary to avoid a delay in crediting the funds to your bank account.

TELEPHONE AND FACSIMILE REDEMPTION

     You may redeem shares by telephone or facsimile. Shareholders must check the appropriate box on the Account Application to activate facsimile and/or telephone redemption privileges. Shares may be redeemed by telephoning the Fund at (800) 298-3442 (or sending a facsimile transmission to the Fund at (617) 985-
9626) and giving the account name, account number, Personal Identification Number (PIN#), name of Fund and amount of redemption. Proceeds from redemptions will be wired directly to your account at a commercial bank within the United States.

     In order to arrange for facsimile and/or telephone redemptions after you have opened your account, or to change the bank account or address designated to receive redemption proceeds, send a written request to the Fund at the address listed under "Regular Redemption". The request must be signed by you and each other shareholder of the account involved, with the signatures guaranteed as described above. The Trust may modify or terminate procedures for redeeming shares by telephone but will not materially change or terminate it without giving shareholders 60 days' written notice.

     During periods of substantial economic or market change, telephone or facsimile redemptions may be difficult to complete. If you are unable to contact the Fund by telephone or facsimile, you may redeem your shares by mail as described above under "Regular Redemption".

     By electing the facsimile and/or telephone redemption option, you may be giving up a measure of security which you might have had if you were to redeem in writing. The Trust will employ reasonable procedures to confirm that instructions communicated by telephone or facsimile are genuine, such as recording telephone calls, providing written confirmation of transactions, or requiring a form of personal identification prior to acting on instructions received by telephone or facsimile. To the extent the Trust does not employ reasonable procedures, it and/or its service contractors may be liable for any losses due to unauthorized or fraudulent instructions. Neither the Trust nor ALPS will be liable for following instructions communicated by telephone or facsimile that are reasonably believed to be genuine. Accordingly, you, as a result of this policy, may bear the risk of fraudulent telephone or facsimile redemption transactions.

GENERAL REDEMPTION INFORMATION

     Except for the presence of certain exceptional circumstances as described in the Investment Company Act of 1940, the Fund will pay for redeemed shares by mail within seven days after the Fund receives your order and supporting documents in proper form (except as provided by the rules of the Securities and Exchange Commission). Where payment is to be made by wire via the Federal Reserve Wire System, the Fund will wire redemption proceeds on the same day after receiving your redemption order, provided it is made before 1:00 P.M. Eastern Time on Business Days and 11:00 a.m. Eastern Time on Half Days.

     There is no charge for share redemptions. The Fund may redeem an account that has a balance of less than the minimum account balance (see "Minimum Investment and Account Balances" above) if the shareholder does not increase the amount of the account to at least the minimum account balance upon 30 days' notice.

     Please direct questions concerning the proper form for redemption requests to the Fund at (800) 298-3442.


SHAREHOLDER SERVICES

EXCHANGE PRIVILEGE

     You may sell your Fund shares and buy shares of the U.S. Treasury Money Market Fund or the U.S. Government Money Market Fund, additional investment portfolios of the Trust, in exchange by written request. There are no fees or commissions for exchanging Fund shares. If you have established the privilege on your Account Application, you may also initiate exchanges by telephone or facsimile. Exchange requests should be directed to the Fund at (800) 298-3442.

     Exchange transactions must be for amounts of $1,000 or more. Exchanges may have tax consequences, so you should consult your tax adviser for further information. The investment portfolio must be registered for sale in your state and must meet the investment criteria for your institution and the investor must meet the minimum investment requirements. See "Suitability" in that Fund's prospectus. Prior to requesting an exchange of Fund shares you should call the Fund at (800) 298-3442. You should read the current prospectus before investing. Each Fund has its own minimum balance requirements which must be adhered to.

     During periods of significant economic or market change, telephone or facsimile exchanges may be difficult to complete. If you are unable to contact the Fund by telephone or facsimile, you may also mail the exchange request to the Fund at the address listed under "Regular Redemption". Neither the Trust nor ALPS will be responsible for the authenticity of exchange instructions received by telephone or facsimile except as set forth under "How to Redeem Shares - Telephone and Facsimile Redemption".

     The Trust can provide you with information concerning certain limitations on the exchange privilege, including those related to frequency. The Trust may modify or terminate the exchange privilege but will not materially change or terminate it without giving shareholders 60 days' written notice.


TAXES

     While municipal investors are generally exempt from Federal income taxes, each investor should independently ascertain its tax status. With respect to investors who are not exempt from Federal income taxes, dividends derived from net investment income and short term capital gains are taxable as ordinary income distributions and are taxable when paid, whether investors receive distributions in cash or reinvest them in additional shares, except that distributions declared in December and paid in January are taxable as if paid on December 31. The Fund will send to non-exempt investors an IRS Form 1099-DIV showing their taxable distributions for the past calendar year.

     The Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). This qualification will relieve the Fund of liability for Federal income taxes to the extent its earnings are distributed in accordance with the Code and it meets other requirements for qualification as set forth in the Code.

     The information above is only a summary of some of the federal tax consequences generally affecting the Fund and its shareholders, and no attempt has been made to discuss individual tax consequences. In addition to Federal taxes, investors may be subject to state or local taxes on their investment. Investors should consult their tax advisor to determine whether the Fund is suitable to their particular tax situation.

     When investors sign their account application, they will be asked to certify that their social security or taxpayer identification number is correct and that they are not subject to 31% backup withholding for failing to report income to the IRS. If investors violate IRS regulations, the IRS can require the Fund to withhold 31% of taxable distributions and redemptions.

     The Fund declares dividends from net investment income daily and pays such dividends monthly. The Fund intends to distribute substantially all of its net investment income and capital gains, if any, to shareholders within each calendar year as well as on a fiscal year basis.

     Since all of the Fund's net investment income is expected to be derived from earned interest, it is anticipated that all dividends paid by the Fund will be taxable as ordinary income to those shareholders who are not exempt from Federal income taxes, and that no part of any distribution will be eligible for the dividends received deduction for corporations.


INVESTMENT INSTRUMENTS, TRANSACTIONS AND RISKS

     The following paragraphs provide a brief description of the securities in which the Fund may invest and the transactions the Fund may make. The Fund is not limited by this discussion, however, and may purchase other types of securities and may enter into other types of transactions if they are consistent with the Fund's investment objective and policies.

     ASSET-BACKED SECURITIES purchased by the Fund may include pools of mortgages, loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities. Asset-backed securities involve certain risks that are not posed by mortgage-related securities, resulting mainly from the fact that asset-backed securities do not usually contain the complete benefit of a security interest in the related collateral. For example, credit card receivables generally are unsecured and the debtors are entitled to the protection of a number of state and Federal consumer credit laws, some of which may reduce the ability to obtain full payment. In the case of automoblie receivables, due to various legal and economic factors, proceeds from repossessed collateral may not always be sufficient to support payments on these securities. The risks associated with asset-backed securities are often reduced by the addition of credit enhancements such as a letter of credit from a bank, excess collateral or a third-party guarantee.

     BANKERS' ACCEPTANCES purchased by the Fund are negotiable obligations of a bank to pay a draft which has been drawn on it by a customer. These obligations are backed by large banks and also usually are backed by goods in international trade.

     CERTIFICATES OF DEPOSIT purchased by the Fund are negotiable certificates that represent a commercial bank's obligations to repay funds deposited with it and earn rates of interest over given periods.

     COMMERCIAL PAPER purchased by the Fund are short-term obligations issued by banks, broker-dealers, corporations and other entities for purposes such as financing their current operations.

     CORPORATE OBLIGATIONS purchased by the Fund are bonds and notes issued by corporations and other business organizations to finance their credit needs.

     DELAYED-DELIVERY TRANSACTIONS. The Fund may buy and sell obligations on a when-issued or delayed-delivery basis, with payment and delivery taking place at a future date. The market value of obligations purchased in this way may change before the delivery date, which could affect the market value of the Fund's assets. Ordinarily, the Fund will not earn interest on obligations until they are delivered.

     FOREIGN BANK OBLIGATIONS. The Fund limits its investments in foreign bank obligations to United States dollar denominated obligations of foreign banks (including United States branches) which at the time of investment (i) have more than [$10 Billion,] or the equivalent in other currencies, in total assets; (ii) have branches or agencies in the United States; and (iii) in the opinion of the Fund's investment adviser, are of an investment quality comparable to obligations of United States banks which may be purchased by the Fund and present minimal credit risk.

     Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation.

     Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of United States banks, including the possibilities that their liquidity could be impaired because of future political and economic developments, that the obligations may be less marketable than comparable obligations of United States banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions like exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks. In that connection, foreign banks are not subject to examination by any United States Government agency or instrumentality.

     ILLIQUID INVESTMENTS. It is the policy of the Fund that illiquid securities (including repurchase agreements of more than seven days' duration and variable and floating rate demand and master demand notes not requiring receipt of the principal note amount within seven days' notice) may not constitute, at the time of purchase or at any time, more than 10% of the value of the total net assets of the Fund. Illiquid securities include (a) securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market, (b) participation interests in loans that are not subject to puts and (c) repurchase agreements not terminable within seven days. See "Repurchase and Reverse Repurchase Agreements" below.

     Securities that have legal or contractual restrictions on resale but have a readily available market are not deemed illiquid for purposes of this limitation. Consequently, investments in restricted securities eligible for resale pursuant to Rule 144A of the Securities Act of 1933 which have been determined to be liquid by the Fund's Board of Trustees based upon the trading markets for the securities will not be included for purposes of this limitation. Rule 144A permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities even though such securities are not registered under the 1933 Act. The Adviser, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to each Fund's restriction of investing no more than 10% of its assets in illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination the Adviser will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, the Adviser could consider the (1) frequency of trades and quotes,
(2) number of dealers and potential purchasers, (3) dealer undertakings to make a market, and (4) the nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The liquidity of Rule 144A securities would be monitored and, if as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, a Fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Fund does not invest more than 10% of its assets in illiquid securities. Investing in 144A securities could have the effect of increasing the amount of a Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

     MONEY MARKET refers to the marketplace where short-term, high grade debt obligations are traded, including U.S. government obligations, commercial paper, certificates of deposit, bankers' acceptances, time deposits and short-term corporate obligations. Money market instruments may carry fixed rates of return or have variable or floating interest rates.

     MORTGAGE-RELATED SECURITIES. The Fund may, consistent with its investment objective and policies, invest in mortgage-related securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Mortgage-related securities represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as the Government National Mortgage Association and government-related organizations such as the

Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, as well as by nongovernmental issuers such as commercial banks, savings and loan institutions, mortgage bankers, and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If the Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. To an even greater extent than other interest-bearing securities, the prices of such securities may be extremely sensitive to, and inversely affected by, changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment. For this and other reasons, a mortgage-related security's stated maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the security's return to the Fund. Lower than estimated prepayments from an increase in interest rates might alter the expected average life of such securities and increase volatility. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return that the Fund will receive when these amounts are reinvested.

     REPURCHASE AND REVERSE REPURCHASE AGREEMENTS.   Under the terms of a
typical repurchase agreement, which is deemed a loan for purposes of the 1940 Act, the Fund would acquire an underlying obligation for a relatively short period (usually from one to seven days) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period.

     The Fund may also engage in reverse repurchase agreements, subject to its investment restrictions. A reverse repurchase agreement, which is considered a borrowing by the Fund, involves a sale by the Fund of securities that it holds concurrently with an agreement by the Fund to repurchase the same securities at an agreed upon price and date. The Fund will use the proceeds of reverse repurchase agreements to provide liquidity to meet redemption requests and cash payments of dividends and distributions when the sale of the Fund's securities is considered to be disadvantageous. Cash, Government Securities or other liquid assets equal in value to the Fund's obligations with respect to reverse repurchase agreements are segregated and maintained with the Fund's custodian or designated sub-custodian.

     SECURITIES LENDING. The Fund is authorized to lend its portfolio securities to well-known and recognized U.S. and foreign brokers, dealers and banks. These loans, if and when made, may not exceed 33-1/3% of the Fund's total assets (including the market value of the collateral received). The Fund's loans of securities will be at least 100% collateralized by cash, letters of credit or Government Securities. The Fund will retain the right to all interest and dividends payable with respect to the loaned securities. When the Fund lends portfolio securities it charges interest at reasonable rates and retains the ability to terminate the loan at any time. Cash or instruments collateralizing the Fund's loans of securities are segregated and maintained at all times with the Fund's custodian or designated sub-custodian in an amount at least equal to the current market value of the loaned securities. In lending securities, the Fund is subject to risks, which, like those associated with other extensions of credit, include possible loss of rights in the collateral should the borrower fail financially.

     STRIPPED GOVERNMENT SECURITIES. Stripped securities are created by separating the income and principal components of a debt instrument and selling them separately. The Fund may purchase U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) that are created when the coupon payments and the principal payment are stripped from an outstanding Treasury bond by the Federal Reserve Bank. Bonds issued by the Resolution Funding Corporation (REFCORP) can also be stripped in this fashion. REFCORP STRIPS are eligible investments for the Fund.

     The Fund may also purchase privately stripped government securities, which are created when a dealer deposits a Treasury security or federal agency security with a custodian for safekeeping and then sells the coupon payments and principal payments that will be generated by this security. Proprietary receipts, such as Certificates of Accrual on Treasury Securities (CATS), Treasury Investment Growth Receipts (TIGRs), and generic Treasury Receipts
(TRs), are stripped U.S. Treasury securities that are separated into their component parts through trusts created by their broker sponsors. Bonds issued by the Financing Corporation (FICO) can also be stripped in this fashion.

     Because of the SEC's views on privately stripped government securities, the Fund must evaluate them as it would non-government securities pursuant to regulatory guidelines applicable to all money market funds. Accordingly, the Fund currently intends to purchase only those privately stripped government securities that have either received the highest rating from two NRSROs (or one, if only one has rated the security), or, if unrated, been judged to be of equivalent quality by GEIM.

     TIME DEPOSITS purchased by the Fund are non-negotiable deposits in a banking institution earning a specified interest rate over a given period of time.

     U.S. GOVERNMENT OBLIGATIONS are debt obligations issued or guaranteed by the U.S. Treasury of by an agency or instrumentality of the U.S. government. Not all U.S. government obligations are backed by the full faith and credit of the United States. For example, obligations issued by the Federal Farm Credit Bank or by the Federal National Mortgage Association are supported by the agency's right to borrow money from the U.S. Treasury under certain circumstances. Obligations issued by the Federal Home Loan Bank are supported only by the credit of the agency. There is no guarantee that the government will support these types of obligations, and therefore they involve more risk than other government obligations.

     U.S. TREASURY OBLIGATIONS are obligations issued by the United States and backed by its full faith and credit.

     VARIABLE AND FLOATING RATE INSTRUMENTS that the Fund will invest in include notes purchased directly from issuers, bear variable or floating interest rates and may carry rights that permit holders to demand full payment from the issuers or certain financial intermediaries. Floating rate securities have interest rates that change whenever there is a change in a designated market-based interest rate, while variable rate instruments provide for a specified periodic adjustment in the interest rate. These formulas are designed to result in a market value for the instrument that approximate its par value. When determining the maturity of a variable or floating rate instrument, the Fund may look to the date the demand feature can be exercised, or to the date the interest rate is readjusted, rather than to the final maturity of the instrument.

     ZERO COUPON BONDS purchased by the Fund do not make regular interest payments; instead they are sold at a deep discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be very volatile when interest rates change. In calculating its daily dividend, the Fund takes into account as income a portion of the difference between a zero coupon bond's purchase price and its face value.


OTHER INFORMATION

CAPITALIZATION

     The Trust was organized as a Delaware Business Trust on November 30, 1993 and consists of six separate portfolios or series, one of which is offered in this Prospectus. The Board of Trustees may establish additional series in the future. The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each. This Prospectus offers exclusively Class I shares of the Fund. Class Ishares of the Fund are sold generally to municipal investors, including municipalities, counties and state agencies, as well as other institutional investors such as broker/dealers, corporations, investment advisers, credit unions, banks, insurance companies and other financial institutions and high net worth individuals that meet the $1,000,000 minimum investment threshold for this class of shares. When issued, shares of the Trust are fully paid and non-assessable.

     Class II shares are designed for individuals and other investors who seek mutual fund investment convenience plus a lower investment minimum. Class I and Class II are identical in all respects with the exception that Class Ishares have a higher investment minimum and do not impose any 12b-1 fees.

     Under Delaware law, shareholders could, under certain circumstances, be held personally liable for the obligations of a series of the Trust but only to the extent of the shareholder's investment in such series. However, the Trust Instrument disclaims liability of the shareholders, Trustees or Officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of each series of the Trust and requires that notice of the disclaimer be given in each contract or obligations entered into or executed by the Trust or the Trustees. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and should be considered remote and is limited to the amount of the shareholder's investment in the Fund.

VOTING

     Shareholders have the right to vote in the election of Trustees and on any and all matters on which, by law or under the provisions of the Trust Instrument, they may be entitled to vote. All shares of the Trust have equal voting rights and will be voted in the aggregate and not by class or series, except where voting by class or series is required by law or where the matter involved affects only one class or series. The Trust is not required to hold regular annual meetings of the Fund's shareholders and does not intend to do so. Shareholders of the Fund may vote separately on items which affect only the Fund.

     The Trust Instrument provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting of shareholders for the purpose of considering the removal of a person serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust or the Fund.

     Shares entitle their holders to one vote per share (with proportionate voting for fractional shares). As used in this Prospectus, the phrase "vote of a majority of the outstanding shares" of the Fund (or the Trust) means the vote of the lesser of: (1) 67% of the shares of the Fund (or the Trust) present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy: or (2) more than 50% of the outstanding shares of the Fund.

PERFORMANCE INFORMATION

     From time to time, each class of the Fund may quote its "yield" and "total return" in advertisements or in communications to shareholders. BOTH PERFORMANCE FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The "yield" quoted in advertisements refers to the income generated by an investment in the Fund over a specified seven-day period. This income is then "annualized". That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of the assumed reinvestment.

     Quotations of average annual total return for each class of the Fund, if and when quoted, will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1, 5 and 10 years (up to the life of that Fund), reflect the deduction of a proportional share of Fund expenses (on an annual basis), and assume that all dividends and distributions are reinvested when paid.

     The yield and total return of each class of the Fund are calculated separately due to separate expense structures as indicated in the "Expense Summary"; the yield and total return of Class II will be lower than that of Class I because of the additional 12b-1 fees to which Class II shareholders are subject.

     Additionally, the performance of each class of the Fund may be compared in advertisements or in reports to shareholders to those of other mutual funds with similar investment objectives and to other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the Funds' yields may be compared to the IBC/DONOGHUE'S MONEY FUND AVERAGE, which is an average compiled by IBC/DONOGHUE'S MONEY FUND REPORT. In addition, yields may be compared to the average yields reported by the BANK RATE MONITOR for money market deposit accounts offered by the 50 leading banks and thrift institutions in the top five standard metropolitan statistical areas.

     Yield data as reported in national financial publications, including MONEY MAGAZINE, FORBES, BARRON'S, THE WALL STREET JOURNAL and THE NEW YORK TIMES, or in publications of a local or regional nature, may also be used in comparing the yields of the Fund.

     Since yields fluctuate, you cannot necessarily use yield data to compare an investment in the Funds' shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Yield is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses and market conditions. Any fees charged by service institutions directly to their customer accounts in connection with investments in shares of the Fund will not be included in the Fund's calculations of yield or total return.

INQUIRIES

     Please write or call the Trust at the address or telephone number listed on the cover of this Prospectus with any inquiries you may have regarding the Fund or any other investment portfolios of the Trust that are not offered by this Prospectus.

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                                       17

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE
  OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST
  OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT
                               LAWFULLY BE MADE.

FINANCIAL INVESTORS TRUST                             ________________, 1998
370 Seventeenth Street
Suite 3100
Denver, Colorado  80202-5627
For additional information, call (800) 298-3442

PRIME MONEY MARKET FUND - CLASS II

     This Prospectus describes the Prime Money Market Fund (the "Fund"), a diversified money market fund. The Fund seeks to provide investors with as high a level of current income as is consistent with the preservation of capital and liquidity by investing in a defined group of short-term, U.S. dollar denominated money market instruments. The Fund is required to maintain a dollar-weighted average portfolio maturity of 90 days or less and seeks to maintain its net asset value per share at $1.00 for purposes of purchases and redemptions.

     This Prospectus offers exclusively Class II shares of the Fund. Class II shares are designed for individuals and other investors who seek mutual fund investment convenience. The Fund also offers Class I shares - see "Other Information - Capitalization."

     The Fund is sponsored and distributed by ALPS Mutual Funds Services, Inc. ("ALPS" or the "Administrator" or "Distributor") and is advised by GE Investment Management Incorporated ("GEIM" or the "Adviser").

     SHARES IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OR INSURER AND THEY MAY INVOLVE INVESTMENT RISKS INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

     This Prospectus sets forth concisely the information you should consider before investing in the Fund. Please read this Prospectus and keep it for future reference. Additional information about the Fund is contained in a Statement of Additional Information (the "Statement of Additional Information") which has been filed with the Securities and Exchange Commission ("SEC") and is available upon request without charge by writing to or calling the Trust at the address and telephone number listed above. The Statement of Additional Information bears the same date as this Prospectus and is incorporated herein by reference.



















     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE
   SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE
  CONTRARY IS A CRIMINAL OFFENSE.  AN INVESTMENT IN THE FUND IS NEITHER INSURED
   NOR GUARANTEED BY THE U.S. GOVERNMENT AND THERE CAN BE NO ASSURANCE THAT THE
    FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

                                 TABLE OF CONTENTS

                                                                          Page
                                                                          ----
EXPENSE SUMMARY  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .3

FUND OPERATIONS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .4

SUITABILITY. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .6

MANAGEMENT OF THE FUND . . . . . . . . . . . . . . . . . . . . . . . . . . .7

HOW TO INVEST IN THE FUND. . . . . . . . . . . . . . . . . . . . . . . . . .8

HOW TO REDEEM SHARES . . . . . . . . . . . . . . . . . . . . . . . . . . . .9

SHAREHOLDER SERVICES . . . . . . . . . . . . . . . . . . . . . . . . . . . 10

TAXES. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 11

INVESTMENT INSTRUMENTS, TRANSACTIONS AND STRATEGIES  . . . . . . . . . . . 11

OTHER INFORMATION. . . . . . . . . . . . . . . . . . . . . . . . . . . . . 14


EXPENSE SUMMARY

     The summary below shows shareholder transaction expenses imposed by the Fund and annual Fund operating expenses based on anticipated operating expenses of the Fund. A hypothetical example based on the summary is also shown. "Shareholder Transaction Expenses" are charges you pay when buying or selling shares of the Fund whereas "Annual Fund Operating Expenses" are paid out of the Fund's assets and include fees for portfolio management, fund administration and other services.

SHAREHOLDER TRANSACTION EXPENSES


     Maximum Sales Load on Purchases
       of Fund Shares                             None
     Deferred Sales Load                          None
     Redemption Fees                              None
     Exchange Fee                                 None

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)

     The Management Fees described in the table below are based upon the anticipated operating expenses of the Fund. Management Fees may be higher to the extent the Fund's average net assets exceed $___ million. Please read the following Annual Fund Operating Expenses summary and accompanying footnotes carefully before investing.


     Management Fees (1)                           _____%
     12b-1 Fees (2)                                  .30%
     All Other Expenses(3)
       (Net of Fee Waivers and Reimbursements)     _____%
     Total Fund Operating Expenses
       (Net of Fee Waivers and Reimbursements)(2)  _____%

     (1) The Fund is obligated to pay management fees to GEIM at the maximum annual rate of ____% of the Fund's average net assets. Under its Investment Advisory Agreement with the Fund, GEIM is entitled to receive management fees of ____% on the first $____ million of average net assets of the Fund, ____% on the next $____ million and ___% on average net assets in excess of $_____.

     (2) 12b-1 fees are paid by Class II of the Fund to ALPS for services and expenses in connection with distribution. Long-term shareholders of Class II may pay more than the economic equivalent of the maximum 8.50% front-end charge permitted by the National Association of Securities Dealers, Inc. ("NASD") due to 12b-1 fees applicable to Class II shares.

     (3) The amount for "All Other Expenses" includes administration fees payable to the Administrator calculated daily and payable monthly, at an annual rate of the greater of $______ or ____% of average daily net assets of the Fund up to $____ million, ____% of average daily net assets of the Fund in excess of $____ million up to $_____ and ____% of average daily net assets of the Fund in excess of $______. The Administrator has stated that it will voluntarily waive a portion of the administration fees otherwise payable by the Fund, as well as voluntarily assume a portion of the Fund expenses, to the extent necessary for the Fund to maintain a total expense ratio of not more than _____% of the average net assets of the Fund. Without this voluntary fee waiver and assumption of expenses, and assuming payment of the maximum management and administration fees, All Other Expenses and Total Fund Operating Expenses would be ____% and ____%, respectively, of the average net assets of the Fund. The Administrator reserves the right to modify or terminate the fee waiver and assumption of expenses at any time.

     THE FOLLOWING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES. THE EXPENSES SET FORTH ABOVE AND THE EXAMPLE SET FORTH BELOW REFLECT THE NON-IMPOSITION OF CERTAIN FEES AND EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

EXAMPLE:

     Based upon the above summary of expenses and assuming a 5% annual return, redemption at the end of each time period and the reinvestment of all dividends and distributions, you would pay the following expenses on a $25,000 investment in Class II of the Fund:

                    1 YEAR              $_____
                    3 YEARS             $_____

OTHER INFORMATION:

     The Expense Summary and Example are intended to help you understand the expenses you would bear either directly (as with the Shareholder Transaction Expenses) or indirectly (as with the Annual Fund Operating Expenses) as a Fund shareholder. As stated above, the Fund does not impose any sales-related charges in connection with purchases of its shares, although certain service institutions may charge their clients fees in connection with purchases and sales for the accounts of their clients. These fees are in addition to the expenses shown in the Expense Summary and Example. For a more complete description of the Fund's operating expenses, see "Management of the Fund" in this Prospectus and the Statement of Additional Information.


FUND OPERATIONS

INVESTMENT OBJECTIVE

     The Adviser will use its best efforts to achieve the investment objective of the Fund as described below, although the achievement of the investment objective, of course, cannot be assured. You should not consider the Fund, by itself, to be a complete investment program. The Fund is a diversified, open-end management investment company.

     The investment objective of the Fund is to seek as high a level of current income as is consistent with the preservation of capital and liquidity. In seeking its objective, the Fund invests in the following U.S. dollar denominated, short-term money market instruments: (1) securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities ("Government Securities"); (2) debt obligations of corporations, banks, savings and loan institutions, insurance companies and mortgage bankers; (3) commercial paper and notes, including those with floating or variable rates of interest;
(4) debt obligations of foreign branches of U.S. banks, U.S. branches of foreign banks and foreign branches of foreign banks; (5) debt obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities, including obligations of supranational entities; (6) debt securities issued by foreign issuers; (7) repurchase agreements; and (8) asset-backed or mortgage-related securities.

     The Fund limits its portfolio investments to securities that the Trust's Board of Trustees determines present minimal credit risk and that are "Eligible Securities" at the time of acquisition by the Fund. "Eligible Securities" as used in this Prospectus means securities rated by the requisite "nationally recognized statistical rating organization" ("NRSRO") in one of the two highest short-term rating categories, consisting of issuers that have received these ratings with respect to other short-term debt securities and comparable unrated securities. "Requisite NRSROs" means (1) any two NRSROs that have issued ratings with respect to a security or class of debt obligations of an issuer or
(2) one NRSRO, if only one NRSRO has issued such a rating at the time that the Fund acquires the security. Currently, six organizations are NRSROs: S&P, Moody's, Fitch Investors Service, Inc., Duff and Phelps, Inc., IBCA Limited and its affiliate, IBCA, Inc., and Thomson BankWatch, Inc. A discussion of the ratings categories is contained in the Appendix to the Statement of Additional Information. By limiting its investments to Eligible Securities, the Fund may not achieve as high a level of current income as a fund investing in lower-rated securities.

     The Fund may not invest more than 5% of its total assets in the securities of any one issuer, except for Government Securities and except to the extent permitted under rules adopted by the SEC under the Investment Company Act of 1940, as amended ("1940 Act"). In addition, the Fund may not invest more than 5% of its total assets in Eligible Securities that have not received the highest rating from the Requisite NRSROs and comparable unrated securities ("Second Tier Securities"), and may not invest more than the greater of $1,000,000 or 1% of its total assets in the Second Tier Securities of any one issuer. The Fund may invest more than 5% (but not more than 25%) of the then-current value of the Fund's total assets in the securities of a single issuer for a period of up to three business days, so long as (1) the securities either are rated by the Requisite NRSROs in the highest short-term rating category or are securities of issuers that have received such ratings with respect to other short-term debt securities or are comparable unrated securities and (2) the Fund does not make more than one such investment at any one time.
Determinations of comparable quality for purchases of unrated securities are made by GEIM in accordance with procedures established by the Board of Trustees. The Fund invests only in instruments that have (or, pursuant to regulations adopted by the SEC, are deemed to have) remaining maturities of 13 months or less at the date of purchase (except securities subject to repurchase agreements), determined in accordance with a rule promulgated by the SEC. The Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less. The assets of the Fund are valued on the basis of amortized cost, as described below under "Determination of Net Asset Value."

     The Fund, in addition to investing as described above, may hold Rule 144A Securities. In addition, the Fund may engage in the following types of investment techniques and strategies: entering into reverse repurchase agreements, entering into securities transactions on a when-issued or delayed-delivery basis and lending portfolio securities. These other instruments, investment techniques and strategies have risks and special considerations associated with them that are described below under "Investment Instruments, Transactions, Strategies and Risks."

INVESTMENT RESTRICTIONS

     The Fund is subject to a number of investment restrictions which reflect self-imposed standards as well as federal regulatory limitations. These limitations are designed to minimize certain risks associated with investing in specified types of securities or engaging in certain transactions. These investment restrictions and those identified as fundamental in the Statement of Additional Information may be changed only by a vote of a majority of the Fund's outstanding shares.

     The Fund may not:

     1) Borrow money, except that the Fund may enter into reverse repurchase agreements, and except that the Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests and cash payments of dividends and distributions that might otherwise require the untimely disposition of securities, in an amount not to exceed 33-1/3% of the value of the Fund's total assets (including the amount borrowed) valued at market. Whenever borrowings, including reverse repurchase agreements, of 5% or more of the Fund's total assets are outstanding, the Fund will not make any additional investments.

     2) Lend its assets or money to other persons, except through (a) purchasing debt obligations, (b) lending portfolio securities in an amount not to exceed 30% of the Fund's assets taken at market value, (c) entering into repurchase agreements, and (d) entering into variable rate demand notes.

     3) Purchase securities (other than Government Securities) of any issuer if, as a result of the purchase, more than 5% of the Fund's total assets would be invested in the securities of the issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

     4) Purchase more than 10% of the voting securities of any one issuer, or more than 10% of the outstanding securities of any class of issuer, except that this limitation is not applicable to the Fund's investments in Government Securities. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

     5) Invest more than 25% of the value of its total assets in securities of issuers in any one industry, except that the Fund may invest more than 25% of the value of its total assets in securities issued by domestic banks.

     If a percentage limitation on investments by the Fund stated above or in the Statement of Additional Information is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in asset values will not be deemed to violate the limitation except in the case of the limitations on borrowing and illiquid investments. The Fund is not required to sell a security if its rating is reduced or discontinued after purchase, but the Fund may consider doing so.

     It is the intention of the Fund, unless otherwise indicated, that with respect to the Fund's policies that are the result of the application of law, the Fund will take advantage of the flexibility provided by rules or interpretations of the SEC currently in existence or promulgated in the future or changes to such laws.

DETERMINATION OF NET ASSET VALUE

     The value of the Fund's shares is referred to as "net asset value". Net asset value per share of each Class for purposes of pricing purchases and redemptions is calculated by adding the value of each Class' proportionate share of all securities and other assets , subtracting its proportionate share of liabilities, and dividing the result by the number of outstanding shares of each Class. Within each Class, the expenses are allocated proportionately based on the net assets of each Class, except class-specific expenses which are allocated directly to the respective Class. Net asset value is determined as of 5:00 p.m. Eastern Time on each day the New York Federal Reserve and the New York Stock Exchange are open for business and as of 12:00 noon Eastern Time on any day the Public Securities Association ("PSA") recommends an early close (each such day referred to as a "Half Day"). Currently, either the New York Federal Reserve or the New York Stock Exchange is closed on New Years Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day. An early close is currently recommended by the PSA on the Business Day before each day that either the New York Federal Reserve or the New York Stock Exchange observes a holiday, except for Good Friday. Additionally, the PSA recommends an early close on the Business Day following Independence Day and Thanksgiving Day. A "Business Day" is any day on which the New York Federal Reserve and the New York Stock Exchange are open for business.

     The Board of Trustees has established procedures designed to maintain a stable net asset value of $1.00 per share, to the extent reasonably possible. The Board of Trustees has approved and adopted procedures under Rule 2a-7 under the Investment Company Act of 1940, as amended, which was enacted by the SEC with the intent of stabilizing money market funds at $1.00 per share. Under the guidelines of Rule 2a-7, the Fund uses the amortized cost method to value its portfolio securities. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period of maturity, regardless of the impact of fluctuating interest rates on the market value of the security. Rule 2a-7 also provides that the Fund must also do a "mark-to-market" analysis, where it is determined the degree to which any variations may exist between the amortized pricing method and the actual market price of the securities in the Fund. In the event the Board determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, the Board will take such corrective action as it regards as necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity.

     Rule 2a-7 also requires the Fund to maintain a dollar weighted average portfolio maturity of 90 days or less, purchase securities having remaining maturities of 13 months or less and invest only in securities determined by the Trust's Board of Trustees to be "eligible securities" and that present minimal credit risks. The Board of Trustees or its delegate reviews the portfolio securities monthly and at regularly scheduled quarterly Board of Trustees meetings. There can be no assurance that at all times the $1.00 price per share can be maintained. See the Statement of Additional Information for more details.

DIVIDENDS AND DISTRIBUTIONS

     The Fund's net income is declared daily as a dividend at the close of business on the day of declaration. Your shares begin earning dividends on the day you purchase them, and continue to earn dividends through and including the day before you redeem them. See "How to Invest in the Fund". The Fund pays dividends not later than five business days after the end of each month in the form of additional shares of the Fund, unless you elect prior to the date of distribution to receive payment in cash. Reinvested dividends and distributions receive the same tax treatment as those paid in cash. If you redeem all of your shares in the Fund, the Fund will pay your dividends in cash not later than five business days after the redemption.


SUITABILITY

     The Fund is designed as an economical and convenient professionally managed investment vehicle for institutional investors and individuals with cash balances or cash reserves who seek as high a level of current income as is consistent with the preservation of capital and liquidity. The Fund is designed to meet the specific cash management needs of individual investors and institutional investors such as Municipal Investors, broker/dealers, corporations, investments advisers, credit unions, banks, insurance companies and other institutional investors. "Municipal Investors" include any State, county, municipality, school district, special district or political subdivision in the United States. The Fund may also be suitable for institutions seeking an investment vehicle for daily cash sweep or liquidity purposes on behalf of their clients.

     Legislation in each state sets forth guidelines and limitations with respect to investments by Municipal Investors located within the state. In addition, Municipal Investors may be subject to local laws or have their own guidelines and policies prescribing acceptable investments for cash management purposes. Each Municipal Investor planning to invest in the Fund must independently verify that the Fund meets all of the criteria of investment policies and guidelines applicable to such Municipal Investor.

     Future statutory or regulatory changes, as well as future judicial or administrative decisions and interpretations of present and future statutes and regulations could prevent a Municipal Investor from continuing its investment in the Fund. Each Municipal Investor should therefore remain aware of any changes in the applicable regulation of permitted investments.

     The Fund offers the advantages of purchasing power efficiencies and diversification of risk. Generally, in purchasing debt instruments from dealers, the percentage difference between the bid and asked price tends to decrease as the size of the transaction increases. The Fund also offers investors the opportunity to participate in a portfolio of money market instruments which is more diversified in terms of issues and maturities than a portfolio a single investor may otherwise be able to invest in.

     Investment in the Fund relieves the investor of money management and administrative burdens usually associated with the direct purchase and sale of money market instruments. These include the selection of the portfolio investments; surveying the market for the best terms at which to buy and sell; scheduling and monitoring maturities and reinvestments; receipt, delivery and safekeeping of securities; and portfolio recordkeeping.


MANAGEMENT OF THE FUND

INVESTMENT ADVISER

     The Adviser, GEIM, is a wholly-owned subsidiary of General Electric Company ("GE"). The principal address of the Adviser is 3003 Summer Street, Stamford, CT 06905.

     GEIM and General Electric Investment Corporation ("GEIC"), an affiliated company of GEIM wholly-owned by GE, collectively provide investment management services to various institutional accounts with total assets, as of June 30, 1997, in excess of $65 billion, including $1.5 billion in money market funds.

     Pursuant to the Investment Advisory Agreement, the Adviser has agreed to provide a continuous investment program for the Fund, including investment research and management with respect to the assets of the Fund. GEIM is entitled to receive management fees of ____% on the first $____ million of average net assets of the Fund, ____% on the next $___ million and ____% on average net assets in excess of $___ billion.

ADMINISTRATOR, TRANSFER AGENT, BOOKKEEPING AND PRICING AGENT

     ALPS serves as the Fund's Administrator. As Administrator, ALPS has agreed to: assist in maintaining the Fund's office; furnish the Fund with clerical and certain other services; compile data for and prepare notices and semi-annual reports to the Securities and Exchange Commission; prepare filings with state securities commissions; coordinate Federal and state tax returns; monitor the Fund's expense accruals; monitor compliance with the Fund's investment policies and limitations; and generally assist in the Fund's operations. ALPS is entitled to receive a fee from the Fund for its administrative services computed daily and payable monthly, at the annual rate of the greater of $_______ or ____% of average daily net assets of the Fund up to $____ million, ____% of average daily net assets of the Fund in excess of $____ million up to $___ billion and ____% of average daily net assets of the Fund in excess of $___ billion. ALPS has stated that it will voluntarily waive a portion of the administration fees otherwise payable by the Fund, as well as voluntarily assume a portion of the Fund expenses, to the extent necessary for the Fund to maintain a total expense ratio of not more than ______% of the average net assets of the Fund. ALPS reserves the right to modify or terminate the fee waiver and assumption of expenses at any time. ALPS and GEIM may also pay third parties from time to time for rendering services to the Fund and/or shareholders.

     In addition to its role as Administrator, ALPS serves as the Fund's Transfer Agent. ALPS also serves as the Fund's Bookkeeping and Pricing Agent. In this capacity, ALPS has agreed to maintain the financial accounts and records of the Fund and to compute the net asset value and certain other financial information relating to the Fund.

CUSTODIAN

     State Street Bank and Trust Company of Connecticut, N.A., located at 750 Main Street, Suite 1114, Hartford, Connecticut 06103, serves as Custodian for the Fund.

SUB-CUSTODIAN

     State Street Bank and Trust Company, located at P.O. Box 1978, Boston, Massachusetts 02015, serves as Sub-Custodian for the Fund.


HOW TO INVEST IN THE FUND

     Shares in the Fund are distributed on a continuous basis by ALPS, the Fund's Sponsor and Distributor. ALPS has its principal office at 370 Seventeenth Street, Suite 3100, Denver, Colorado 80202 and may be reached at (800) 298-3442.

GENERAL PROCEDURES

     You may purchase Fund shares through ALPS, the Fund's Transfer Agent. Investors shall pay for their purchase of Fund shares by using the Federal Reserve Wire System. Shares of the Fund may be purchased at the net asset value next determined after an order is received and accepted. The Fund does not impose any sales-related charges in connection with purchases of shares. The Fund may discontinue offering its shares in any state without notice to shareholders.

     An initial investment in the Fund must be preceded or accompanied by a completed, signed application. The application should be forwarded to:

          Financial Investors Trust
          370 17th Street, Suite 3100
          Denver, Colorado  80202

     Purchases by telephone or facsimile can be made after an account has been established by the Transfer Agent as described below. The Trust reserves the right to reject any purchase order. Third-party checks will not be accepted. Check payments must be in U.S. dollars. Please include Fund name and account number on all checks.

PURCHASE PRICE

     Your purchase of Fund shares will be effected at the net asset value next determined after the Fund receives your purchase order in proper form and payment in the form of Federal Funds. If your order is accompanied by Federal Funds, or is converted into Federal Funds by 5:00 p.m. Eastern Time on a Business Day or 12:00 noon Eastern Time on a Half Day, it will be executed on that day. If the Fund receives your order and payment in the form of Federal Funds after 5:00 p.m. Eastern Time on a Business Day or after 12:00 noon Eastern Time on a Half Day, your order will be processed the next Business Day.

TELEPHONE AND FACSIMILE PURCHASES

     You can purchase Fund shares by telephone or facsimile once you have established your account with the Fund and selected facsimile and/or telephone privileges on your Account Application. In order to qualify for dividends on the day of purchase, telephone or facsimile orders must be placed and Federal Funds must be in the Fund's custody account by 5:00 p.m. Eastern Time on Business Days. In order to qualify for dividends on the day of purchase on Half Days, telephone or facsimile orders must be placed and Federal Funds must be in the Fund's custody account by 12:00 noon that day. If Federal Funds arrive in the Fund's custody account after the stated deadlines for both Business Days and Half Days, THE ACCOUNT will be credited the next Business Day.

MINIMUM INVESTMENT AND ACCOUNT BALANCES

     The minimum initial investment for Class II is $25,000 and additional investments may be made in any amount. The minimum purchase requirements do not apply to reinvested dividends. If an account balance in Class II falls below $5,000 due to redemptions or exchanges, the account may be closed and the proceeds wired to the bank account of record, or a check will be issued and sent to the party of record. An investor will be given 30 days notice that the account will be closed unless an additional investment is made to increase the account balance to the $5,000 minimum.

STATEMENTS AND REPORTS

     The Trust will send you a statement of your account after every transaction that affects your share balance or your account registration. A statement with tax information and an annual statement will be mailed to you by January 31 of each year, and also will be filed with the IRS. At least twice a year, you will receive financial statements in the form of Annual and Semi-Annual Reports of the Fund.


HOW TO REDEEM SHARES

GENERAL PROCEDURES

     Shareholders may redeem all or any part of the value of their account(s) on any Business Day. You may redeem by mail, telephone or facsimile if you have established that capability with the Fund. Redemption orders are processed at the net asset value per share next determined after the Fund receives your order. If the Fund receives your redemption order before 1:00 p.m. Eastern Time, on a Business Day other than a Half Day, or by 11:00 a.m. Eastern Time on a Half Day, the Fund will generally pay for your redeemed shares on that day. Otherwise, the Fund will generally pay for your redeemed shares on the next Business Day. The Fund reserves the right to pay for redeemed shares within seven days after receiving your redemption order if, in the judgment of the Adviser, an earlier payment could adversely affect the Fund.

REGULAR REDEMPTION

     You may redeem shares by sending a written request to Financial Investors Trust, P.O. Box 1978, Boston, Massachusetts 02015. You must sign a redemption request. (All individuals with authority on the account must co-sign.) Your written redemption request must:

       (i)  state the number of shares to be redeemed;
      (ii)  identify your shareholder account number; and
     (iii)  provide your tax identification number.

     Each signature must be guaranteed by either a bank that is a member of the FDIC, a trust company or a member firm of a national securities exchange or other eligible guarantor institution. The Fund will not accept guarantees from notaries public. Guarantees must be signed by an authorized person at the guarantor institution, and the words "Signature Guaranteed" must appear with the signature. A redemption request will not be deemed to be properly received until the Fund receives all required documents in proper form.

     When the Fund wires your redemption proceeds, the wire must be paid to the same bank and account as designated on the Fund's Account Application or in your written instructions to the Fund. If your bank is not a member of the Federal Reserve System, your redemption proceeds will be wired to a correspondent bank. Immediate notification by the correspondent bank to your bank will be necessary to avoid a delay in crediting the funds to your bank account.

TELEPHONE AND FACSIMILE REDEMPTION

     You may redeem shares by telephone or facsimile. Shareholders must check the appropriate box on the Account Application to activate facsimile and/or telephone redemption privileges. Shares may be redeemed by telephoning the Fund at (800) 298-3442 (or sending a facsimile transmission to the Fund at (617) 985-9626) and giving the account name, account number, Personal Identification Number (PIN#), name of Fund and amount of redemption. Proceeds from redemptions will be wired directly to your account at a commercial bank within the United States.

     In order to arrange for facsimile and/or telephone redemptions after you have opened your account, or to change the bank account or address designated to receive redemption proceeds, send a written request to the Fund at the address listed under "Regular Redemption". The request must be signed by you and each other shareholder of the account involved, with the signatures guaranteed as described above. The Trust may modify or terminate procedures for redeeming shares by telephone but will not materially change or terminate it without giving shareholders 60 days' written notice.

     During periods of substantial economic or market change, telephone or facsimile redemptions may be difficult to complete. If you are unable to contact the Fund by telephone or facsimile, you may redeem your shares by mail as described above under "Regular Redemption".

     By electing the facsimile and/or telephone redemption option, you may be giving up a measure of security which you might have had if you were to redeem in writing. The Trust will employ reasonable procedures to confirm that instructions communicated by telephone or facsimile are genuine, such as recording telephone calls, providing written confirmation of transactions, or requiring a form of personal identification prior to acting on instructions received by telephone or facsimile. To the extent the Trust does not employ reasonable procedures, it and/or its service contractors may be liable for any losses due to unauthorized or fraudulent instructions. Neither the Trust nor ALPS will be liable for following instructions communicated by telephone or facsimile that are reasonably believed to be genuine. Accordingly, you, as a result of this policy, may bear the risk of fraudulent telephone or facsimile redemption transactions.

GENERAL REDEMPTION INFORMATION

     Except for the presence of certain exceptional circumstances as described in the Investment Company Act of 1940, the Fund will pay for redeemed shares by mail within seven days after the Fund receives your order and supporting documents in proper form (except as provided by the rules of the Securities and Exchange Commission). Where payment is to be made by wire via the Federal Reserve Wire System, the Fund will wire redemption proceeds on the same day after receiving your redemption order, provided it is made before 1:00 P.M. Eastern Time on Business Days and 11:00 a.m. Eastern Time on Half Days.

     There is no charge for share redemptions. The Fund may redeem an account that has a balance of less than the minimum account balance (see "Minimum Investment and Account Balances" above) if the shareholder does not increase the amount of the account to at least the minimum account balance upon 30 days' notice.

     Please direct questions concerning the proper form for redemption requests to the Fund at (800) 298-3442.


SHAREHOLDER SERVICES

EXCHANGE PRIVILEGE

     You may sell your Fund shares and buy shares of the U.S. Treasury Money Market Fund or the U.S. Government Money Market Fund, additional investment portfolios of the Trust, in exchange by written request. There are no fees or commissions for exchanging Fund shares. If you have established the privilege on your Account Application, you may also initiate exchanges by telephone or facsimile. Exchange requests should be directed to the Fund at (800) 298-3442.

     Exchange transactions must be for amounts of $1,000 or more. Exchanges may have tax consequences, so you should consult your tax adviser for further information. The investment portfolio must be registered for sale in your state and must meet the investment criteria for your institution and the investor must meet the minimum investment requirements. See "Suitability" in that Fund's prospectus. Prior to requesting an exchange of Fund shares you should call the Fund at (800) 298-3442. You should read the current prospectus before investing. Each Fund has its own minimum balance requirements which must be adhered to.

     During periods of significant economic or market change, telephone or facsimile exchanges may be difficult to complete. If you are unable to contact the Fund by telephone or facsimile, you may also mail the exchange request to the Fund at the address listed under "Regular Redemption". Neither the Trust nor ALPS will be responsible for the authenticity of exchange instructions received by telephone or facsimile except as set forth under "How to Redeem Shares - Telephone and Facsimile Redemption".

     The Trust can provide you with information concerning certain limitations on the exchange privilege, including those related to frequency. The Trust may modify or terminate the exchange privilege but will not materially change or terminate it without giving shareholders 60 days' written notice.


TAXES

     While municipal investors are generally exempt from Federal income taxes, each investor should independently ascertain its tax status. With respect to investors who are not exempt from Federal income taxes, dividends derived from net investment income and short term capital gains are taxable as ordinary income distributions and are taxable when paid, whether investors receive distributions in cash or reinvest them in additional shares, except that distributions declared in December and paid in January are taxable as if paid on December 31. The Fund will send to non-exempt investors an IRS Form 1099-DIV showing their taxable distributions for the past calendar year.

     The Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). This qualification will relieve the Fund of liability for Federal income taxes to the extent its earnings are distributed in accordance with the Code and it meets other requirements for qualification as set forth in the Code.

     The information above is only a summary of some of the federal tax consequences generally affecting the Fund and its shareholders, and no attempt has been made to discuss individual tax consequences. In addition to Federal taxes, investors may be subject to state or local taxes on their investment. Investors should consult their tax advisor to determine whether the Fund is suitable to their particular tax situation.

     When investors sign their account application, they will be asked to certify that their social security or taxpayer identification number is correct and that they are not subject to 31% backup withholding for failing to report income to the IRS. If investors violate IRS regulations, the IRS can require the Fund to withhold 31% of taxable distributions and redemptions.

     The Fund declares dividends from net investment income daily and pays such dividends monthly. The Fund intends to distribute substantially all of its net investment income and capital gains, if any, to shareholders within each calendar year as well as on a fiscal year basis.

     Since all of the Fund's net investment income is expected to be derived from earned interest, it is anticipated that all dividends paid by the Fund will be taxable as ordinary income to those shareholders who are not exempt from Federal income taxes, and that no part of any distribution will be eligible for the dividends received deduction for corporations.


INVESTMENT INSTRUMENTS, TRANSACTIONS AND RISKS

     The following paragraphs provide a brief description of the securities in which the Fund may invest and the transactions the Fund may make. The Fund is not limited by this discussion, however, and may purchase other types of securities and may enter into other types of transactions if they are consistent with the Fund's investment objective and policies.

     ASSET-BACKED SECURITIES purchased by the Fund may include pools of mortgages, loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities. Asset-backed securities involve certain risks that are not posed by mortgage-related securities, resulting mainly from the fact that asset-backed securities do not usually contain the complete benefit of a security interest in the related collateral. For example, credit card receivables generally are unsecured and the debtors are entitled to the protection of a number of state and Federal consumer credit laws, some of which may reduce the ability to obtain full payment. In the case of automoblie receivables, due to various legal and economic factors, proceeds from repossessed collateral may not always be sufficient to support payments on these securities. The risks associated with asset-backed securities are often reduced by the addition of credit enhancements such as a letter of credit from a bank, excess collateral or a third-party guarantee.

     BANKERS' ACCEPTANCES purchased by the Fund are negotiable obligations of a bank to pay a draft which has been drawn on it by a customer. These obligations are backed by large banks and also usually are backed by goods in international trade.

     CERTIFICATES OF DEPOSIT purchased by the Fund are negotiable certificates that represent a commercial bank's obligations to repay funds deposited with it and earn rates of interest over given periods.

     COMMERCIAL PAPER purchased by the Fund are short-term obligations issued by banks, broker-dealers, corporations and other entities for purposes such as financing their current operations.

     CORPORATE OBLIGATIONS purchased by the Fund are bonds and notes issued by corporations and other business organizations to finance their credit needs.

     DELAYED-DELIVERY TRANSACTIONS. The Fund may buy and sell obligations on a when-issued or delayed-delivery basis, with payment and delivery taking place at a future date. The market value of obligations purchased in this way may change before the delivery date, which could affect the market value of the Fund's assets. Ordinarily, the Fund will not earn interest on obligations until they are delivered.

     FOREIGN BANK OBLIGATIONS. The Fund limits its investments in foreign bank obligations to United States dollar denominated obligations of foreign banks (including United States branches) which at the time of investment (i) have more than [$10 Billion,] or the equivalent in other currencies, in total assets; (ii) have branches or agencies in the United States; and (iii) in the opinion of the Fund's investment adviser, are of an investment quality comparable to obligations of United States banks which may be purchased by the Fund and present minimal credit risk.

     Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation.

     Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of United States banks, including the possibilities that their liquidity could be impaired because of future political and economic developments, that the obligations may be less marketable than comparable obligations of United States banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions like exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks. In that connection, foreign banks are not subject to examination by any United States Government agency or instrumentality.

     ILLIQUID INVESTMENTS. It is the policy of the Fund that illiquid securities (including repurchase agreements of more than seven days' duration and variable and floating rate demand and master demand notes not requiring receipt of the principal note amount within seven days' notice) may not constitute, at the time of purchase or at any time, more than 10% of the value of the total net assets of the Fund. Illiquid securities include (a) securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market, (b) participation interests in loans that are not subject to puts and (c) repurchase agreements not terminable within seven days. See "Repurchase and Reverse Repurchase Agreements" below.

     Securities that have legal or contractual restrictions on resale but have a readily available market are not deemed illiquid for purposes of this limitation. Consequently, investments in restricted securities eligible for resale pursuant to Rule 144A of the Securities Act of 1933 which have been determined to be liquid by the Fund's Board of Trustees based upon the trading markets for the securities will not be included for purposes of this limitation. Rule 144A permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities even though such securities are not registered under the 1933 Act. The Adviser, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to each Fund's restriction of investing no more than 10% of its assets in illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination the Adviser will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security.
In addition, the Adviser could consider the (1) frequency of trades and quotes,
(2) number of dealers and potential purchasers, (3) dealer undertakings to make a market, and (4) the nature of the security and of marketplace trades(e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The liquidity of Rule 144A securities would be monitored and, if as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, a Fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Fund does not invest more than 10% of its assets in illiquid securities. Investing in 144A securities could have the effect of increasing the amount of a Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

     MONEY MARKET refers to the marketplace where short-term, high grade debt obligations are traded, including U.S. government obligations, commercial paper, certificates of deposit, bankers' acceptances, time deposits and short-term corporate obligations. Money market instruments may carry fixed rates of return or have variable or floating interest rates.

     MORTGAGE-RELATED SECURITIES. The Fund may, consistent with its investment objective and policies, invest in mortgage-related securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Mortgage-related securities represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as the Government National Mortgage Association and government-related organizations such as the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, as well as by nongovernmental issuers such as commercial banks, savings and loan institutions, mortgage bankers, and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If the Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. To an even greater extent than other interest-bearing securities, the prices of such securities may be extremely sensitive to, and inversely affected by, changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment. For this and other reasons, a mortgage-related security's stated maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the security's return to the Fund. Lower than estimated prepayments from an increase in interest rates might alter the expected average life of such securities and increase volatility. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return that the Fund will receive when these amounts are reinvested.

     REPURCHASE AND REVERSE REPURCHASE AGREEMENTS.   Under the terms of a
typical repurchase agreement, which is deemed a loan for purposes of the 1940 Act, the Fund would acquire an underlying obligation for a relatively short period (usually from one to seven days) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period.

     The Fund may also engage in reverse repurchase agreements, subject to its investment restrictions. A reverse repurchase agreement, which is considered a borrowing by the Fund, involves a sale by the Fund of securities that it holds concurrently with an agreement by the Fund to repurchase the same securities at an agreed upon price and date. The Fund will use the proceeds of reverse repurchase agreements to provide liquidity to meet redemption requests and cash payments of dividends and distributions when the sale of the Fund's securities is considered to be disadvantageous. Cash, Government Securities or other liquid assets equal in value to the Fund's obligations with respect to reverse repurchase agreements are segregated and maintained with the Fund's custodian or designated sub-custodian.

     SECURITIES LENDING. The Fund is authorized to lend its portfolio securities to well-known and recognized U.S. and foreign brokers, dealers and banks. These loans, if and when made, may not exceed 33-1/3% of the Fund's total assets (including the market value of the collateral received). The Fund's loans of securities will be at least 100% collateralized by cash, letters of credit or Government Securities. The Fund will retain the right to all interest and dividends payable with respect to the loaned securities. When the Fund lends portfolio securities it charges interest at reasonable rates and retains the ability to terminate the loan at any time. Cash or instruments collateralizing the Fund's loans of securities are segregated and maintained at all times with the Fund's custodian or designated sub-custodian in an amount at least equal to the current market value of the loaned securities. In lending securities, the Fund is subject to risks, which, like those associated with other extensions of credit, include possible loss of rights in the collateral should the borrower fail financially.

     STRIPPED GOVERNMENT SECURITIES. Stripped securities are created by separating the income and principal components of a debt instrument and selling them separately. The Fund may purchase U.S. Treasury STRIPS (Separate

Trading of Registered Interest and Principal of Securities) that are created when the coupon payments and the principal payment are stripped from an outstanding Treasury bond by the Federal Reserve Bank. Bonds issued by the Resolution Funding Corporation (REFCORP) can also be stripped in this fashion. REFCORP STRIPS are eligible investments for the Fund.

     The Fund may also purchase privately stripped government securities, which are created when a dealer deposits a Treasury security or federal agency security with a custodian for safekeeping and then sells the coupon payments and principal payments that will be generated by this security. Proprietary receipts, such as Certificates of Accrual on Treasury Securities (CATS), Treasury Investment Growth Receipts (TIGRs), and generic Treasury Receipts
(TRs), are stripped U.S. Treasury securities that are separated into their component parts through trusts created by their broker sponsors. Bonds issued by the Financing Corporation (FICO) can also be stripped in this fashion.

     Because of the SEC's views on privately stripped government securities, the Fund must evaluate them as it would non-government securities pursuant to regulatory guidelines applicable to all money market funds. Accordingly, the Fund currently intends to purchase only those privately stripped government securities that have either received the highest rating from two NRSROs (or one, if only one has rated the security), or, if unrated, been judged to be of equivalent quality by GEIM.

     TIME DEPOSITS purchased by the Fund are non-negotiable deposits in a banking institution earning a specified interest rate over a given period of time.

     U.S. GOVERNMENT OBLIGATIONS are debt obligations issued or guaranteed by the U.S. Treasury of by an agency or instrumentality of the U.S. government. Not all U.S. government obligations are backed by the full faith and credit of the United States. For example, obligations issued by the Federal Farm Credit Bank or by the Federal National Mortgage Association are supported by the agency's right to borrow money from the U.S. Treasury under certain circumstances. Obligations issued by the Federal Home Loan Bank are supported only by the credit of the agency. There is no guarantee that the government will support these types of obligations, and therefore they involve more risk than other government obligations.

     U.S. TREASURY OBLIGATIONS are obligations issued by the United States and backed by its full faith and credit.

     VARIABLE AND FLOATING RATE INSTRUMENTS that the Fund will invest in include notes purchased directly from issuers, bear variable or floating interest rates and may carry rights that permit holders to demand full payment from the issuers or certain financial intermediaries. Floating rate securities have interest rates that change whenever there is a change in a designated market-based interest rate, while variable rate instruments provide for a specified periodic adjustment in the interest rate. These formulas are designed to result in a market value for the instrument that approximate its par value. When determining the maturity of a variable or floating rate instrument, the Fund may look to the date the demand feature can be exercised, or to the date the interest rate is readjusted, rather than to the final maturity of the instrument.

     ZERO COUPON BONDS purchased by the Fund do not make regular interest payments; instead they are sold at a deep discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be very volatile when interest rates change.
In calculating its daily dividend, the Fund takes into account as income a portion of the difference between a zero coupon bond's purchase price and its face value.


OTHER INFORMATION

DISTRIBUTION PLAN

     The Trustees have adopted a Distribution Plan on behalf of Class II of the Fund pursuant to Rule 12b-1 (the "Rule") under the 1940 Act. The Distribution Plan provides for payment of a fee to ALPS at the annual rate of up to .30% of the average net assets of Class II for distribution-related services. These services include, but are not limited to the following: formulation and implementation of marketing and promotional activities, such as mail promotions and television, radio, newspaper, magazine and other mass media advertising; preparation, printing and distribution of sales literature; preparation, printing and distribution of prospectuses of the Prime Fund and reports to recipients other than existing shareholders of the Prime Fund; obtaining such information, analyses and reports with respect to marketing and promotional activities as ALPS may, from time to time, deem advisable; making payments to securities dealers and others engaged in the sales of Class II Shares of the Prime Fund; and providing training, marketing and support to such dealers and others with respect to the sale of Class II Shares of the Prime Fund. The Distribution
Fee is an expense of Class II in addition to the Management Fee, and Administration Fee, and will reduce the net income and total return of that Class.

CAPITALIZATION

     The Trust was organized as a Delaware Business Trust on November 30, 1993 and consists of six separate portfolios or series, one of which is offered in this Prospectus. The Board of Trustees may establish additional series in the future. The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each. This Prospectus offers exclusively Class II shares of the Fund. Class II shares are designed for individuals and other investors who seek mutual fund investment convenience. When issued, shares of the Trust are fully paid and non-assessable.

     Class I shares of the Fund are sold generally to municipal investors, including municipalities, counties and state agencies, as well as other institutional investors such as broker/dealers, corporations, investment advisers, credit unions, banks, insurance companies and other financial institutions and high net worth individuals that meet the $1,000,000 minimum investment threshold for this class of shares. Class I and Class II are identical in all respects with the exception that Class Ishares have a higher investment minimum and do not impose any 12b-1 fees.

     Under Delaware law, shareholders could, under certain circumstances, be held personally liable for the obligations of a series of the Trust but only to the extent of the shareholder's investment in such series. However, the Trust Instrument disclaims liability of the shareholders, Trustees or Officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of each series of the Trust and requires that notice of the disclaimer be given in each contract or obligations entered into or executed by the Trust or the Trustees. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and should be considered remote and is limited to the amount of the shareholder's investment in the Fund.

VOTING

     Shareholders have the right to vote in the election of Trustees and on any and all matters on which, by law or under the provisions of the Trust Instrument, they may be entitled to vote. All shares of the Trust have equal voting rights and will be voted in the aggregate and not by class or series, except where voting by class or series is required by law or where the matter involved AFFECTS ONLY ONE CLASS OR SERIES. The Trust is not required to hold regular annual meetings of the Fund's shareholders and does not intend to do so. Shareholders of the Fund may vote separately on items which affect only the Fund.

     The Trust Instrument provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting of shareholders for the purpose of considering the removal of a person serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust or the Fund.

     Shares entitle their holders to one vote per share (with proportionate voting for fractional shares). As used in this Prospectus, the phrase "vote of a majority of the outstanding shares" of the Fund (or the Trust) means the vote of the lesser of: (1) 67% of the shares of the Fund (or the Trust) present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy: or (2) more than 50% of the outstanding shares of the Fund.

PERFORMANCE INFORMATION

     From time to time, each class of the Fund may quote its "yield" and "total return" in advertisements or in communications to shareholders. BOTH PERFORMANCE FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The "yield" quoted in advertisements refers to the income generated by an investment in the Fund over a specified seven-day period. This income is then "annualized". That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of the assumed reinvestment.

     Quotations of average annual total return for each class of the Fund, if and when quoted, will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1, 5 and 10 years (up to the life of that Fund), reflect the deduction of a proportional share of Fund expenses (on an annual basis), and assume that all dividends and distributions are reinvested when paid.

     The yield and total return of each class of the Fund are calculated separately due to separate expense structures as indicated in the "Expense Summary"; the yield and total return of Class II will be lower than that of Class I because of 12b-1 fees to which Class II shareholders are subject.

     Additionally, the performance of each class of the Fund may be compared in advertisements or in reports to shareholders to those of other mutual funds with similar investment objectives and to other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the Funds' yields may be compared to the IBC/DONOGHUE'S MONEY FUND AVERAGE, which is an average compiled by IBC/DONOGHUE'S MONEY FUND REPORT. In addition, yields may be compared to the average yields reported by the BANK RATE MONITOR for money market deposit accounts offered by the 50 leading banks and thrift institutions in the top five standard metropolitan statistical areas.

     Yield data as reported in national financial publications, including MONEY MAGAZINE, FORBES, BARRON'S, THE WALL STREET JOURNAL and THE NEW YORK TIMES, or in publications of a local or regional nature, may also be used in comparing the yields of the Fund.

     Since yields fluctuate, you cannot necessarily use yield data to compare an investment in the Funds' shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Yield is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses and market conditions. Any fees charged by service institutions directly to their customer accounts in connection with investments in shares of the Fund will not be included in the Fund's calculations of yield or total return.

INQUIRIES

     Please write or call the Trust at the address or telephone number listed on the cover of this Prospectus with any inquiries you may have regarding the Fund or any other investment portfolios of the Trust that are not offered by this Prospectus.







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       NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
 REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE
   OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST
   OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT
                                LAWFULLY BE MADE.

                           FINANCIAL INVESTORS TRUST

                         U.S. TREASURY MONEY MARKET FUND
                        U.S. GOVERNMENT MONEY MARKET FUND
                   PRIME MONEY MARKET FUND (CLASSES I AND II)

                       370 Seventeenth Street, Suite 3100
                             Denver, Colorado  80202

                             ________________, 1998

General Information: (800) 298-3442

                       STATEMENT OF ADDITIONAL INFORMATION

     Financial Investors Trust (the "Trust") is an open-end, diversified management investment company with multiple investment portfolios, including the U.S. Treasury Money Market Fund (the "Treasury Fund"), the U.S. Government Money Market Fund (the "Government Fund"), the Prime Money Market Fund (the "Prime Fund"), the Aristata Equity Fund, the Aristata Quality Bond Fund, and the Aristata Colorado Quality Tax-Exempt Fund (collectively, the "Funds"). This Statement of Additional Information ("SAI") describes the shares of three Funds managed by GE Investment Management Incorporated.

     THE TREASURY FUND seeks to provide investors with as high a level of current income as is consistent with preservation of capital and liquidity by investing exclusively in U.S. Treasury bills, notes and other direct obligations of the U.S. Treasury and repurchase agreements fully collateralized by direct U.S. Treasury obligations. The Fund is required to maintain a dollar-weighted average portfolio maturity of 90 days or less and seeks to maintain its net asset value per share at $1.00 for purposes of purchases and redemptions.

     THE GOVERNMENT FUND seeks to provide investors with as high a level of current income as is consistent with the preservation of capital and liquidity by investing exclusively in obligations of the U.S. Government, its agencies and instrumentalities and repurchase agreements fully collateralized by such obligations. The Fund is required to maintain a dollar-weighted average portfolio maturity of 90 days or less and seeks to maintain its net asset value per share at $1.00 for purposes of purchases and redemptions.

     THE PRIME FUND seeks to provide investors with as high a level of current income as is consistent with the preservation of capital and liquidity by investing in a defined group of short-term, U.S. dollar denominated money market instruments. The Fund is required to maintain a dollar-weighted average portfolio maturity of 90 days or less and seeks to maintain its net asset value per share at $1.00 for purposes of purchases and redemptions.

     Shares of the Funds are offered for sale by ALPS Mutual Funds Services, Inc., the Sponsor and Distributor, as an investment vehicle for institutional and high net worth investors.

     This Statement of Additional Information is not a prospectus and is only authorized for distribution when preceded or accompanied by the Funds' Prospectuses dated __________________. This Statement of Additional Information contains additional and more detailed information than that set forth in each Prospectus and should be read in conjunction with the Prospectuses, additional copies of which may be obtained without charge from the Trust.

                                TABLE OF CONTENTS

                                                                        PAGE NO.

Investment Restrictions . . . . . . . . . . . . . . . . . . . . . . . . .   3

Investment Instruments  . . . . . . . . . . . . . . . . . . . . . . . . .   4

Management  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   7

Calculation of Yields and Performance Information . . . . . . . . . . . .  11

Determination of Net Asset Value  . . . . . . . . . . . . . . . . . . . .  13

Portfolio Transactions  . . . . . . . . . . . . . . . . . . . . . . . . .  14

Exchange Privilege  . . . . . . . . . . . . . . . . . . . . . . . . . . .  14

Redemptions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  15

Federal Income Taxes  . . . . . . . . . . . . . . . . . . . . . . . . . .  15

Shares of Beneficial Interest . . . . . . . . . . . . . . . . . . . . . .  16

Distribution Plan . . . . . . . . . . . . . . . . . . . . . . . . . . . .  18

Other Information . . . . . . . . . . . . . . . . . . . . . . . . . . . .  19

Custodian and Sub-Custodian . . . . . . . . . . . . . . . . . . . . . . .  19

Experts . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  19

Financial Statements  . . . . . . . . . . . . . . . . . . . . . . . . . .  19


                             INVESTMENT RESTRICTIONS

     The Funds observe the following fundamental investment restrictions which can be changed only when permitted by law and approved by a majority of a Fund's outstanding voting securities. A "majority of a Fund's outstanding voting securities" means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented in person or by proxies or (ii) more than 50% of the outstanding shares.

The Funds may not:

     (1) purchase securities on margin or purchase real estate or interests therein, commodities or commodity contracts, or make loans, and except that the Funds may purchase or hold short-term debt securities and enter into repurchase agreements with respect to its portfolio securities as described in the Prospectus. For this purpose, repurchase agreements are considered loans;

     (2) invest more than 5% of the current value of the total assets of a Fund in the securities of any one issuer, other than obligations of the United States Government or its agencies or instrumentalities, and repurchase agreements fully collateralized by direct obligations of the U.S. Government;

     (3) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of the investments of a Fund in that industry would exceed 25% of the current value of the total assets of the Fund, except that there is no limitation with respect to investments in obligations of the United States Government, its agencies or instrumentalities and that the Prime Fund may invest more than 25% of the value of its total assets in securities issued by domestic banks;

     (4) engage in the underwriting of securities of other issuers, except to the extent that a Fund may be deemed to be an underwriter in selling, as part of an offering registered under the Securities Act of 1933, as amended, securities which it has acquired; or participate on a joint or joint-and-several basis in any securities trading account. The "bunching" of orders with other accounts under the management of the Adviser to save commissions or to average prices among them is not deemed to result in a securities trading account;

     (5) effect a short sale of any security, or issue senior securities except as permitted in paragraph (6). For purpose of this restriction, the purchase and sale of financial futures contracts and related options does not constitute the issuance of a senior security;

     (6) issue senior securities or otherwise borrow money, except that each Fund may borrow from banks as a temporary measure for emergency purposes where such borrowings would not exceed 10% (33 1/3% for the Prime Money Market Fund) of a Fund's total assets (including the amount borrowed) taken at market value; or pledge, mortgage or hypothecate its assets, except to secure indebtedness permitted by this paragraph and then only if such pledging, mortgaging or hypothecating does not exceed 10% (33 1/3% for the Prime Money Market Fund) of the Fund's total assets taken at market value;

     (7) invest more than 10% of the total assets of a Fund in the securities of other investment companies, subject to the limitations of Section 12(d)(1) of the 1940 Act;

     (8) invest in any security, including repurchase agreements maturing in over seven days without a liquidation feature or other illiquid investments which are subject to legal or contractual delays on resale or which are not readily marketable, if as a result more than 10% of the market value of a Fund's assets would be so invested;

     (9) purchase interests in oil, gas, or other mineral exploration programs of real estate and real estate mortgage loans except as provided in the Prospectus;

     (10) have dealings on behalf of a Fund with Officers and Trustees of the Fund, except for the purchase or sale of securities on an agency or commission basis, or make loans to any officers, directors or employees of the Fund; and

     (11) purchase equity securities or other securities convertible into equity securities.

     There will be no violation of any investment restriction if that restriction is complied with at the time the relevant action is taken notwithstanding a later change in the market value of an investment, in the net or total assets of a Fund, in the securities rating of the investment, or any other later change.


                             INVESTMENT INSTRUMENTS

     The following information supplements the discussion of the investment objectives and policies of the Funds in each Fund's Prospectus.

     U.S. TREASURY OBLIGATIONS. Each Fund may invest, and the Treasury Fund invests exclusively, in direct obligations of the United States Treasury which have remaining maturities of 13 months or less and related repurchase agreements. The United States Treasury issues various types of marketable securities consisting of bills, notes, bonds and other debt securities. They are direct obligations of the United States Government and differ primarily in the length of their maturity. Treasury bills, the most frequently issued marketable United States Government security, have a maturity of up to one year and are issued on a discount basis.

     U.S. GOVERNMENT AGENCIES.   The Government Fund and the Prime Fund may
invest in obligations issued or guaranteed by the United States Government or its agencies or instrumentalities which have remaining maturities not exceeding thirteen months. Agencies and instrumentalities which issue or guarantee debt securities and which have been established or sponsored by the United States Government include the Banks for Cooperatives, the Export-Import Bank, the Federal Farm Credit System, the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation, the Federal Intermediate Credit Banks, the Federal Land Banks, the Federal National Mortgage Association and the Student Loan Marketing Association. United States Government agency and instrumentality obligations include master notes issued by these entities but do not include obligations of the World Bank, The Inter-American Development Bank or the Asian Development Bank.

     ASSET-BACKED SECURITIES (Prime Fund). Asset-backed securities involve certain risks that are not posed by mortgage-related securities, resulting mainly from the fact that asset-backed securities do not usually contain the benefit of a complete security interest in the related collateral. For example, credit card receivables generally are unsecured and the debtors are entitled to the protection of a number of state and Federal consumer credit laws, some of which may reduce the ability of the Fund, as an investor, to obtain full payment in the event of default or insolvency. In the case of automobile receivables, due to various legal and economic factors, proceeds from repossessed collateral may not always be sufficient to support payments on these securities. The risks associated with asset-backed securities are often reduced by the addition of credit enhancements such as a letter of credit from a bank, excess collateral or a third-party guarantee. With respect to asset-backed securities arising from secured debt (such as automobile receivables), there is a risk that parties other than the originator and servicer of the loan may acquire a security interest superior to that of the securities holders.

     BANK OBLIGATIONS (Prime Fund). These obligations include negotiable certificates of deposit, bankers' acceptances and fixed time deposits and other obligations issued or supported by banks. The Funds' policy on concentration in bank obligations and a description of the banks the obligations of which the Fund may purchase are set forth in the Fund's prospectus. A certificate of deposit is a short-term, interest-bearing negotiable certificate issued by a commercial bank against funds deposited in the bank. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. The borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Fixed time deposits are obligations of foreign branches of United States banks or foreign banks which are payable on a stated maturity date and bear a fixed rate of interest. Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party.

     COMMERCIAL PAPER (Prime Fund). Commercial paper includes short-term unsecured promissory notes, variable rate demand notes and variable rate master demand notes issued by domestic and foreign bank holding companies, corporations, financial institutions and government agencies and instrumentalities (but only in the case of taxable securities). All commercial paper purchased by the Fund is, at the time of investment, required to be rated (or issued by an issuer with a similar security rated) in the highest short-term rating category by two or more Nationally Recognized Statistical Ratings Organizations ("NRSROs"), or the only NRSRO rating the security, or if unrated, determined to be of comparable credit quality by the Adviser. Because variable rate master demand notes are direct lending arrangements between the lender and the borrower, it is not generally contemplated that they will be traded. There is no secondary market for variable rate master demand notes, although they are redeemable, and thus immediately repayable by the borrower, at principal amount, plus accrued interest, at any time.

     CORPORATE DEBT SECURITIES (Prime Fund). Investments in these securities are limited to non-convertible corporate debt securities such as bonds and debentures which have thirteen months or less remaining to maturity and which are rated "A" or better by Standard & Poor's and "A" or better by Moody's and of comparable high quality ratings by other NRSROs that have rated such securities.

     The rating "P-1" is the highest commercial paper rating assigned by Moody's and the ratings "A-1" and "A-1+" are the highest commercial paper ratings assigned by Standard & Poor's. Debt securities rated"Aa" or better by Moody's or "AA" or better by Standard & Poor's are generally regarded as high-grade obligations. Those rated "Aaa" by Moody's or "AAA" by Standard & Poor's are judged to be of the highest quality and exhibit an extremely strong ability to pay interest and repay principal. Those rated "Aa" by Moody's or "AA" by Standard & Poor's are judged to be of high quality by all standards and differ from higher rated issues only in a small degree with respect to their ability to pay interest and repay principal. Those rated "A" by Moody's and Standard &Poor's possess many favorable attributes and are to be considered as upper medium grade obligations, although they may be more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     After purchase by the Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require a sale of such security by the Fund. However, if the security is downgraded to a level below that permitted for money market funds under Rule 2a-7 of the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund's adviser must report such event to the Board of Trustees as soon as possible to permit the Board to reassess the security promptly to determine whether it may be retained as an eligible investment for the Fund. To the extent the ratings given by a NRSRO may change as a result of changes in such organizations or their rating systems, the Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the Fund's Prospectus and in this SAI.

     LOANS OF PORTFOLIO SECURITIES (Prime Fund). The Fund may lend its portfolio securities to brokers, dealers and financial institutions, provided:
(1) the loan is secured continuously by collateral consisting of U.S. Government securities or cash or letters of credit maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) the Fund may at any time call the loan and obtain the return of the securities loaned within five business days; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed 30% of the total assets of the Fund.

     The Fund will earn income for lending its securities because cash collateral pursuant to these loans will be invested in short-term money market instruments. In connection with lending securities, the Fund may pay reasonable finders, administrative and custodial fees. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral.

     MORTGAGE-RELATED SECURITIES.   The Government Fund and the Prime Fund may,
consistent with their respective investment objective and policies, invest in mortgage-related securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

     Mortgage-related securities, for purposes of the Fund's Prospectus and this SAI, represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as the Government National Mortgage Association and government-related organizations such as the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, as well as by nongovernmental issuers such as commercial banks, savings and loan institutions, mortgage bankers, and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If the Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. To an even greater extent than other interest-bearing securities, the prices of such securities may be extremely sensitive to, and inversely affected by, changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment. For this and other reasons, a mortgage-related security's stated maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the security's return to the Fund. Lower than estimated prepayments from an increase in interest rates might alter the expected average life of such securities and increase volatility. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return a Fund will receive when these amounts are reinvested.

     There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities created by the Government National Mortgage Association ("GNMA") include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Government to make payments under its guarantee. Mortgage-related securities issued by the Federal National Mortgage Association ("FNMA") include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the United States. The FNMA is a government-sponsored organization owned entirely by private stock-holders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as ("Freddie Macs" or "PCs"). The FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC currently guarantees timely payment of interest and either timely payment of principal or eventual payment of principal, depending upon the date of issue. When the FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

     REPURCHASE AGREEMENTS. Each Fund may invest in securities pursuant to repurchase agreements, whereby the seller agrees to repurchase such securities at the Fund's cost plus interest within a specified time (generally one day). The securities underlying the repurchase agreements will consist exclusively of U.S. Government obligations in which the Funds are otherwise permitted to invest. While repurchase agreements involve certain risks not associated with direct investments in the underlying securities, the Funds will follow procedures designed to minimize such risks. These procedures include effecting repurchase transactions only with large, well-capitalized banks and registered broker-dealers having creditworthiness determined by the Adviser to be substantially equivalent to that of issuers of debt securities rated investment grade. In addition, the Funds' repurchase agreements will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement, and that the Funds' custodian will take possession of such collateral. In the event of a default or bankruptcy by the seller, the Funds will seek to liquidate such collateral. However, the exercise of the Funds' right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, a Fund could suffer a loss. Repurchase agreements are considered to be loans by an investment company under the Investment Company Act of 1940 (the "1940 Act"). There is no limit on the amount of the Funds' net assets that may be subject to repurchase agreements having a maturity of, or a liquidation feature permitting termination within a period of, seven days or less. The Funds do not presently intend to enter into repurchase agreements which will cause more than 10% of a Fund's net assets to be subject to repurchase agreements having a maturity beyond seven days.

     REVERSE REPURCHASE AGREEMENTS (Prime Fund). The Fund may borrow funds by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price ("reverse repurchase agreements"). Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price. The Fund will pay interest on amounts obtained pursuant to a reverse repurchase agreement. While reverse repurchase agreements are outstanding, the Fund will maintain in a segregated account cash, or other liquid assets (as determined by the Board) of an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

     VARIABLE AND FLOATING RATE DEMAND OBLIGATIONS (VRDOS/FRDOS) are obligations that bear variable or floating interest rates and carry rights that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries. Floating rate securities have interest rates that change whenever there is a change in a designated base rate while variable rate instruments provide for a specified periodic adjustment in the interest rate. These formulas are designed to result in a market value for the VRDO or FRDO that approximates its par value.

     A demand instrument with a conditional demand feature must have received both a short-term and a long-term high quality rating, or, if unrated, have been determined to be of comparable quality pursuant to procedures adopted by the Trustees. A demand instrument with an unconditional demand feature may be acquired solely in reliance upon a short-term high quality rating or, if unrated, upon a finding of comparable short-term quality pursuant to procedures to be adopted by the Trustees.

     The Prime Fund may invest in fixed-rate bonds that are subject to third party puts and in participation interests in such bonds held by a bank in trust or otherwise. These bonds and participation interests have tender options or demand features that permit the Fund to tender (or put) its bonds to an institution at periodic intervals and to receive the principal amount thereof. The Fund considers variable rate instruments structured in this way (Participating VRDOs) to be essentially equivalent to other VRDOs it purchases.

     The Prime Fund may invest in variable or floating rate instruments that ultimately mature in more than 397 days, if the Fund acquires a right to sell the instruments that meets certain requirements set forth in Rule 2a-7. A variable rate instrument (including instruments subject to a demand feature) that matures in 397 days or less may be deemed to have a maturity equal to the earlier of the period remaining until the next readjustment of the interest rate or the date on which principal can be recovered on demand. A variable rate instrument that matures in greater than 397 days but that is subject to a demand feature that is 397 days or less may be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand. A floating rate instrument that matures in more than 397 days but that is subject to a demand feature may be deemed to have a maturity equal to the period remaining until the principal amount may be recovered through demand. A floating rate instrument that matures in 397 days or less shall be deemed to have a maturity of one day.

     The Government Fund and the Prime Fund may invest in variable and floating rate instruments of the U.S. Government, and its agencies and instrumentalities, with remaining maturities of 397 days or more provided that they are deemed to have a maturity of less than 397 days as defined in accordance with the rules of the SEC. A variable rate instrument that matures in 397 days or more may be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

     WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES (Prime Fund). The Fund may purchase securities on a when-issued or delayed-delivery basis. For example, delivery of and payment for these securities can take place a month or more after the date of the transaction. The securities so purchased are subject to market fluctuation during this period and no income accrues to the Fund until settlement takes place. To facilitate such acquisitions, the Fund will maintain with the custodian a separate account with a segregated portfolio of liquid securities in an amount at least equal to such commitments. On the delivery dates for such transactions, the Fund will meet its obligations from maturities or sales of the securities held in the separate account and/or from cash flow. While the Fund normally enters into these transactions with the intention of actually receiving or delivering the securities, it may sell these securities before the settlement date or enter into new commitments to extend the delivery date into the future, if the Adviser considers such action advisable as a matter of invesment strategy. Such securities have the effect of leverage on a Fund and may contribute to volatility of the Fund's net asset value.

     ZERO COUPON SECURITIES. The Funds may invest in zero coupon securities. A zero coupon security pays no interest to its holder during its life and is sold at a discount to its face value at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically and are more sensitive to changes in interest rates than non-zero coupon securities having similar maturities and credit qualities.



                                   MANAGEMENT

TRUSTEES AND OFFICERS

     The principal occupations for the past five years of the Trustees and executive officers of the Trust are listed below. The address of each, unless otherwise indicated, is 370 Seventeenth Street, Suite 2700, Denver, Colorado 80202. Trustees deemed to be "interested persons" of the Trust for purposes of the Investment Company Act of 1940, as amended, are indicated by an asterisk. All of the Trustees were elected at a Special Meeting of shareholders held March 21, 1997.

NAME (AGE)                         PRINCIPAL OCCUPATION**
------------------------------------------------------------------------------

W. Robert Alexander* (69)          Mr. Alexander, a member of the Board of
Trustee, Chairman and              Trustees since December 1993, is the
President                          Chief Executive Officer of ALPS Mutual Funds
                                   Services, Inc. which provides administration and distribution services for proprietary mutual fund complexes. Prior to co-founding
                                   ALPS, Mr. Alexander was Vice Chairman of
                                   First Interstate Bank of Denver, responsible for Trust, Private Banking, Retail Banking,
                                   Cash Management Services and Marketing. Mr.
                                   Alexander is currently a member of the Board of Trustees of the Colorado Trust, Colorado's largest foundation as well as a Trustee of the Hunter and Hughes Trusts. Because of his affiliation with ALPS, Mr. Alexander is considered an "interested" Trustee of
                                   Financial Investors Trust.

Mary K. Anstine (56)               President/Chief Executive Officer, HealthONE,
Trustee                            Denver, CO; Former Executive Vice President,
                                   First Interstate Bank of Denver. Ms. Anstine is currently a Director of the Trust Bank of Colorado, Trustee of the Denver Area Council of the Boy Scouts of America, a Director of the Junior Achievement Board and the Colorado Uplift Board, and a member of the Advisory Boards for the Girl Scouts Mile Hi
                                   Council and the Hospice of Metro Denver.
                                   Formerly, Ms. Anstine served as a Director of ALPS from October 1995 to December 1996;
                                   Director of HealthONE; a member of the
                                   American Bankers Association Trust Executive
                                   Committee; and Director of the Center for Dispute Resolution.

Edwin B. Crowder (66)              Mr. Crowder currently operates a marketing
Trustee                            concern with operations in the U.S. and Latin
                                   America.  He has previously engaged in
                                   business pursuits in the restaurant, oil and gas drilling, and real estate development industries. Mr. Crowder is a former Director of Athletics and head football coach at the University of Colorado.

John R. Moran, Jr. (67)            Mr. Moran is President of The Colorado Trust,
Trustee                            a private foundation serving the
                                   health and hospital community in the State of Colorado. An attorney, Mr. Moran was formerly a partner with the firm of Kutak Rock &
                                   Campbell in Denver, Colorado and a member of the Colorado House of Representatives.
                                   Currently, Mr. Moran is a member of the Board of Directors and Treasurer of Grantmakers in Health; a Director of the Conference of Southwest Foundations; a member of the Treasurer's Office Investment Advisory
                                   Committee for the University of Colorado; a Trustee of the Robert J. Kutak Foundation;
                                   Director of the Colorado Wildlife Heritage
                                   Foundation; and a member of the Alumni
                                   Council of the University of Denver College of Law.

--------------------------
** Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the Last five years.

The following table contains relevant information concerning the executive officers of the trust.


NAME                               PRINCIPAL OCCUPATION**                                      SINCE
------------------------------------------------------------------------------------------------------------
William Paston,                    Product Development Manager of ALPS                         February 1994
Vice President and                 Mutual Funds Services, Inc. Prior to joining
Treasurer (41)                     ALPS, Mr. Paston was an associate with Lipper
                                   Analytical Services, coordinating that firm's
                                   marketing effort in the banking industry.

Steven R. Howard,                  Partner, Baker & McKenzie since April                       February 1994
Secretary (44)                     1991; Secretary, HSBC Funds Trust and HSBC
                                   Mutual Funds Trust since 1987.


                                        8


James V. Hyatt                     Mr. Hyatt is General Counsel of ALPS                        August 1997
Assistant Secretary (45)           Mutual Funds Services, Inc., the Administrator
                                   and Distributor. Prior to joining ALPS, Mr. Hyatt
                                   served as Senior Legal Counsel for FMR Corp. and
                                   Counsel to Fidelity Management Trust Company.

Jeremy O. May                      Mr. May is a Fund Controller at ALPS                        October 1997
Assistant Treasurer (28)           Mutual Funds Services, Inc., the Administrator and
                                   Distributor.  Prior to joining ALPS, Mr. May was an
                                   auditor with Deloitte & Touche LLP in their Denver
                                   office.


--------------------------
** Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.

     Non-interested Trustees of the Trust receive from the Trust a fee in the amount of $1,000 for attending each meeting of the Trustees and $500 for attending each committee meeting and are reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings.

--------------------------------------------------------------------------------------------------------
                                                  Pension or                               Aggregate
                                                  Retirement           Estimated          Compensation
                              Aggregate            Benefits             Annual           From The Trust
                             Compensation         Accrued As           Benefits             and Fund
                               From the          Part of Fund            Upon             Complex Paid
                                Trust              Expenses            Retirement          to Trustees
--------------------------------------------------------------------------------------------------------
Mary K. Anstine,
Trustee                      $1,500(1)(2)             $0                  $0                $1,000
--------------------------------------------------------------------------------------------------------
Edwin B. Crowder,
Trustee                      $1,500(1)(2)             $0                  $0                $1,000
--------------------------------------------------------------------------------------------------------
John R. Moran, Jr.,
Trustee                      $1,500(1)(2)             $0                  $0                $1,000
--------------------------------------------------------------------------------------------------------

(1) Amount does not reflect a full year of compensation as the Trustee was elected on March 21, 1997. If the Trustee had served for an entire year and attended all regularly scheduled meetings, total Trustee compensation would be $4,500.
(2) Member of the Audit Committee.

     As of the date of this Statement of Additional Information the Trustees and officers of the Trust as a group owned less than 1% of the outstanding shares of the Trust.

     INVESTMENT ADVISER. The Trust retains GE Investment Management Incorporated, Inc., (the "Adviser") as investment adviser for each Fund.

     Each Advisory Contract provides that the Adviser will manage the portfolio of each Fund and will furnish to each Fund investment guidance and policy direction in connection therewith. The Adviser has agreed to provide to the Trust, among other things, information relating to money market portfolio composition, credit conditions and average maturity of the portfolio of each Fund. Pursuant to each Advisory Contract, the Adviser also furnishes to the Trust's Board of Trustees periodic reports on the investment performance of the Funds.

     SPONSOR AND DISTRIBUTOR. Shares of the Funds are offered on a continuous basis through ALPS Mutual Funds Services, Inc., ("ALPS"), the Distributor, pursuant to the Distribution Contract. The Distributor is not obligated to sell any specific amount of shares.

     ADMINISTRATOR. Pursuant to the Administrative Services Contract, ALPS: (i) provides administrative services reasonably necessary for the operation of the Funds (other than those services which are provided by the adviser pursuant to each advisory contract); (ii) provides the Funds with office space and office facilities reasonably necessary for the operation of the funds; and (iii) employs or associates with itself such persons as it believes appropriate to assist it in performing its obligations under the Administrative Services Contract.

FEES AND EXPENSES

As compensation for advisory, management and administrative services, the Adviser and ALPS ("the Administrator") are paid a monthly fee at the following annual rates:

TREASURY FUND:


PORTION OF AVERAGE DAILY VALUE
  OF NET ASSETS OF THE FUND             ADVISORY       ADMINISTRATIVE(1)        TOTAL
Not exceeding $500 million              0.05%               0.18%              0.23%
In excess of $500 million but
  not exceeding $1 billion             0.075%               0.15%             0.225%
In excess of $1 billion but not
  exceeding $1.5 billion                0.10%               0.12%              0.22%
In excess of %1.5 billion               0.15%               0.12%              0.27%

GOVERNMENT AND PRIME FUNDS:

PORTION OF AVERAGE DAILY VALUE
  OF NET ASSETS OF THE FUND             ADVISORY            ADMINISTRATIVE(1)  TOTAL
Not exceeding $500 million              0.04%               0.18%              0.22%
In excess of $500 million but
  not exceeding $1 billion              0.06%               0.15%              0.21%
In excess of $1 billion                 0.08%               0.12%              0.20%



(1) Subject to a minimum monthly fee of $62,500 for the Treasury Fund and $7,500 for the Government and Prime Funds.

     From the inception of each fund through March 23, 1997, FGIC Advisors, Inc. served as the Investment Adviser to the Treasury and Government Funds. During this period, Investment Advisory Fees earned by FGIC Advisors, Inc. were as follows (the Prime Fund had not commenced operations as of March 23, 1997):


                                     Period Ended      Year Ended        Period Ended
                                    March 23, 1997   April 30, 1996    April 30, 1995(1)
                                    --------------   --------------    -----------------
U.S. Treasury Money Market Fund
     Advisory fees earned              739,988          742,238            264,224
     Advisory fees waived             (739,988)        (742,238)          (264,224)

U.S. Government Money Market Fund
     Advisory fees earned              110,066          136,073            215,432
     Advisory fees waived             (110,066)         (85,725)          (109,039)

     (1) The Treasury Fund and the Government Funds commenced operations on May 25, 1994 and June 7, 1994, respectively.

     At a meeting held on January 20, 1997, the Trustees approved new Advisory Contracts with the Adviser on behalf of the Treasury and Government Funds. The new Advisory Contracts were submitted to shareholders of each respective Fund for their consideration pursuant to a Proxy Statement dated March 3, 1997 and subsequently approved by a majority of the shareholders of each respective Fund at a Special Meeting held on March 21, 1997. Effective March 24, 1997, the Adviser assumed the role of Adviser to each Fund. During the period from March 24, 1997 through April 30, 1997, the Adviser earned $8,799 and $3,542 in advisory fees from the Treasury and Government Funds, respectively.

     The Administrative fees earned by the Administrator under the Administrative Services Agreement for the last three fiscal periods were as follows (the Prime Fund had not commenced operations as of April 30, 1997):

                                               Fiscal Period Ended April 30,
                                             1997           1996        1995(1)
                                             ----           ----        -------
U.S. Treasury Money Market Fund
     Administrative fees earned           750,000        750,000       687,761
     Administrative fees waived           (75,890)      (190,288)            0

U.S. Government Money Market Fund
     Administrative fees earned            92,781         76,135        68,092
     Administrative fees waived            (3,949)             0             0


     (1) The Treasury Fund and the Government Fund commenced operations on May 25, 1994 and June 7, 1994, respectively.

     The Administrator has stated that it will voluntarily waive a portion of the administrative fees otherwise payable by each fund, as well as voluntarily assume a portion of each fund's expenses, to the extent necessary to maintain a total expense ratio of not more than .33%, .20% and .20% of the average net assets of the treasury, government and prime funds, respectively. The Administrator reserves the right to modify or terminate the fee waiver and assumption of expenses at any time.

     Except for the expenses paid by the Adviser under the Advisory Contract and the Administrator under the Administrative Services Contract, each Fund bears all costs of its operations. Expenses attributable to the Funds are charged against the assets of each Fund, respectively.

     The Advisory Contract, Distribution Contract and Administrative Services Contract will continue in effect with respect to each Fund from year to year provided such continuance is approved annually (i) by the holders of a majority of the outstanding voting securities of a Fund or by the Trust's Trustees; and
(ii) by a majority of the Trustees who are not parties to such contracts or "interested persons" (as defined under the 1940 Act) of any such party. Each contract may be terminated with respect to a Fund at any time, without payment of any penalty, by a vote of a majority of the outstanding voting securities of the Fund (as defined in the Investment Company Act of 1940) or by a vote of a majority of the Trustees. The Advisory Contract, Administrative Services Contract and the Distribution Contract shall terminate automatically in the event of their assignment (as defined in the 1940 Act).

     The Board of Trustees of the Trust approved the continuance of the Distribution Contract and Administrative Services Contract for the Treasury and Government Funds at a meeting of the Board of Trustees on April 15, 1997. As stated above, the Advisory Contracts for the Treasury and Government Funds were approved by the Board of Trustees on January 20, 1997 and by the shareholders of each Fund on March 21, 1997. The Distribution Contract, Administrative Services Contract and the Advisory Contract for the Prime Fund were approved by the Board of Trustees on ______________.

     The Trust incurs administration expenses based on the terms of the Administrative Services Agreement. In the absence of certain fee waivers and reimbursements, administration fees borne by the Funds might not be in proportion to relative Fund assets.

                CALCULATION OF YIELDS AND PERFORMANCE INFORMATION

     Each Fund may, from time to time, include its yield and effective yield in advertisements or reports to shareholders or prospective investors. Current yield (or "SEC Seven Day Yield") for each Fund will be based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less a pro-rata share of a Fund's expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. "Effective yield" for the Funds assumes that all dividends received during an annual period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula: Effective Yield - [(Base Period Return) + 1) 365/7] - 1.

     As of April 30, 1997, the Seven Day Effective Yield and the SEC Seven Day Yield for the Treasury Fund was 5.31% and 5.17%, respectively. As of April 30, 1997, the Seven Day Effective Yield and the SEC Seven Day Yield for the Government Fund was 5.43% and 5.29%, respectively. The Prime Fund had not commenced operations as of April 30, 1997.

     Each Fund may, from time to time, include its average annual total returns in advertisements or reports to shareholders or prospective investors.

     Quotations of average annual total return will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1, 5 and 10 years (up to the life of the Fund), calculated pursuant to the following formulas:


              n
     P (1 + T)  =  ERV
                                (where P = a hypothetical initial payment of
             OR                 $1,000, T = the average annual total return,
                                n = the number of years, and ERV = the ending
                    1/n         redeemable value of a hypothetical $1,000
     T  =  [C  (ERV)    - 1]    payment made at the beginning of the period).
               P

     All total return figures will reflect a proportional share of Fund expenses (net of certain reimbursed expenses) on an annual basis, and will assume that all dividends and distributions are reinvested when paid. Quotations of total return will reflect only the performance of a hypothetical investment in the Funds during the particular time period shown. Total return for the Fund will vary based on changes in the market conditions and the level of a Fund's expenses, and no reported performance figure should be considered an indication of performance, which may be expected in the future.

     The yield and total return for each Class of the Prime Fund are calculated separately due to separate expense structures. The yield and total return of Class II will be lower than that of Class I.

     In connection with communicating its total return to current or prospective shareholders, each Fund also may compare these figures to the performance of other mutual funds tracked by mutual fund rating or ranking services or to other unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

     From time to time, in marketing pieces and other Fund literature, the Funds' total performance may be compared to the performance of broad groups of comparable funds or unmanaged indices of comparable securities. Evaluations of Fund performance made by independent sources may also be used in advertisements concerning the Funds. Sources for Fund performance information may include, but are not limited to, the following:

     Barron's, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews mutual fund performance data.

     Business Week, a national business weekly that periodically reports the performance rankings and ratings of a variety of mutual funds investing abroad.

     Changing Times, The Kiplinger Magazine, a monthly investment advisory publication that periodically features the performance of a variety of securities.

     Donoghue's Money Fund Report, a weekly publication of the Donoghue Organization, Inc., of Holliston, Massachusetts, reporting on the performance of the nation's money market funds, summarizing money market fund activity, and including certain averages as performance benchmarks, specifically "Donoghue's Money Fund Average," and "Donoghue's Government Money Fund Average."

     Financial Times, Europe's business newspaper, which features from time to time articles on international or country-specific funds.

     Forbes, a national business publication that from time to time reports the performance of specific investment companies in the mutual fund industry.

     Fortune, a national business publication that periodically rates the performance of a variety of mutual funds. Global Investor, a European publication that periodically reviews the performance of U.S. Mutual funds investing internationally.

     Lipper Analytical Services, Inc.'s Mutual Fund Performance Analysis, a weekly publication of industry-wide mutual fund averages by type of fund.

     Money, a monthly magazine that from time to time features both specific funds and the mutual fund industry as a whole.

     New York Times, a nationally distributed newspaper which regularly covers financial news.

     Personal Investor, a monthly investment advisory publication that includes a "Mutual Funds Outlook" section reporting on mutual fund performance measures, yields, indices and portfolio holdings.

     Sylvia Porter's Personal Finance, a monthly magazine focusing on personal money management that periodically rates and ranks mutual funds by performance.

     Wall Street Journal, a Dow Jones and Company, Inc. newspaper which regularly covers financial news.

     Wiesenberger Investment Companies Services, an annual compendium of information about mutual funds and other investment companies, including comparative data on funds' backgrounds, management policies, salient features, management results, income and dividend records, and price ranges.

     FUND RATINGS. Although it is not an investment objective of the Funds, consistent with the Funds' investment objectives and restrictions, each Fund may seek and receive the highest rating from certain nationally recognized statistical rating organizations (NRSROs), for example, "AAAm" from Standard & Poor's Ratings Group, a Division of McGraw Hill, Inc., or "AAA/V-1+" from Fitch Investor Services, Inc. An NRSRO rating is subject to change and neither insures nor guarantees that the Fund will pay interest or repay principal.
NRSRO ratings represent the opinion of the NRSRO based on the investment adviser, quality of the Fund's portfolio holdings, and other criteria. If an NRSRO rating is obtained, the Fund may use the information in advertising or reports to shareholders or prospective investors.


                        DETERMINATION OF NET ASSET VALUE

     The Funds' net asset value per share is determined by dividing the total current market value of the assets of a Fund, less liabilities, by the total number of shares outstanding at the time of determination. All expenses, including the advisory and administrative fees, are accrued daily and taken into account for the purpose of determining the net asset value.

     As indicated under "Determination of Net Asset Value" in the Funds' Prospectuses, the Funds use the amortized cost method to determine the value of their portfolio securities pursuant to Rule 2a-7 under the Investment Company Act of 1940. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price which the Fund would receive if the security were sold. During these periods the yield to a shareholder may differ somewhat from that which could be obtained from a similar fund which utilizes a method of valuation based upon market prices. Thus, during periods of declining interest rates, if the use of the amortized cost method resulted in a lower value of the Fund's portfolio on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from an investment in a fund utilizing solely market values, and existing Fund shareholders would receive correspondingly less income. The converse would apply during periods of rising interest rates.

     Rule 2a-7 provides that in order to value its portfolio using the amortized cost method, the Funds must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase securities having remaining maturities of thirteen months or less and invest only in securities determined by the Trust's Board of Trustees to be "eligible securities" as defined by Rule 2a-7 and to present minimal credit risks. Pursuant to Rule 2a-7, the Board is required to establish procedures designed to stabilize, to the extent reasonably possible, the price per share of the Funds, as computed for the purpose of sales and redemptions, at $1.00. Such procedures include review of the Funds' portfolio holdings by the Board of Trustees, at such intervals as it may deem appropriate, to determine whether the net asset value of the Fund calculated by using available market quotations deviates from $1.00 per share based on amortized cost. The extent of any deviation will be examined by the Board of Trustees. If such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, will be initiated.
In the event the Board determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, the Board will take such corrective action as it regards as necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or establishing a net asset value per share by using available market quotations.

     Each Fund will compute its net asset value once daily as of 5:00 p.m. (New York City time), on each day the New York Stock Exchange is open for business which excludes New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas.


                             PORTFOLIO TRANSACTIONS

     The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policy established by the Trustees, the Adviser is primarily responsible for portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Fund to obtain the best results taking into account the dealer's general execution and operational facilities, the type of transaction involved and other factors such as the dealer's risk in positioning the securities involved. While the Adviser generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available.

     Purchases and sales of securities will often be principal transactions in the case of debt securities traded otherwise than on an exchange. Debt securities normally will be purchased or sold from or to issuers directly or to dealers serving as market makers for the securities at a net price. Generally, money market securities are traded on a net basis and do not involve brokerage commissions. Under the 1940 Act, persons affiliated with the Adviser, the Funds or the Distributor are prohibited from dealing with the Funds as a principal in the purchase and sale of securities except in accordance with regulations adopted by the Securities and Exchange Commission. Under the 1940 Act, persons affiliated with the Adviser, the Funds or the Distributor may act as a broker for the Funds. In order for such persons to effect any portfolio transactions for the Funds, the commissions, fees or other remuneration received by such persons must be reasonable and fair compared to the commissions, fees or other remunerations paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow the affiliate to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arms-length transaction. The Trustees of the Trust will regularly review the commissions paid by the Funds to affiliated brokers.

     The Adviser may, in circumstances in which two or more dealers are in a position to offer comparable results, give preference to a dealer which has provided statistical or other research services to the Adviser. By allocating transactions in this manner, the Adviser is able to supplement its research and analysis with the views and information of securities firms.


                               EXCHANGE PRIVILEGE

     Shareholders who have held all or part of their shares in one of the Funds for at least seven days may exchange those shares for shares of the other Fund if such Fund is available for sale in their state and meets the investment criteria of the investor.

     Before effecting an exchange, shareholders should review the Prospectus of the other Fund. Exercise of the exchange privilege is treated as a redemption for income tax purposes and, depending on the circumstances, a gain or loss may be recognized.

     The exchange privilege may be modified or terminated upon sixty (60) days' written notice to shareholders. Although initially there will be no limit on the number of times a shareholder may exercise the exchange privilege, the funds reserve the right to impose such a limitation. Call or write the funds for further details.

                                   REDEMPTIONS

     In the event that a Fund does not maintain a constant net asset value per share, the proceeds of a redemption may be more or less than the amount invested and, therefore, a redemption may result in a gain or loss for Federal and state and local income tax purposes. Any loss realized on the redemption of Fund shares held, or treated as held, for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain dividends received on the redeemed shares.

     A shareholder's account with the Funds remains open for at least one year following complete redemption and all costs during the period will be borne by the Funds. This permits an investor to resume investments in the Fund during the period in an amount of $25,000 or more.

     To be in a position to eliminate excessive shareholder expense burdens, the Funds reserve the right to adopt a policy pursuant to which a Fund may redeem, upon not less than 30 days' notice, shares of the Fund in an account which has a value below the designated amount set forth in each Fund's prospectus. However, any shareholder affected by the exercise of this right will be allowed to make additional investments prior to the date fixed for redemption to avoid liquidation of the account. Shareholder accounts which have a value below the designated amount due to changes in the market value in portfolio securities will not be redeemed.

     The Funds may suspend the right of redemption during any period when (i) trading on the New York Stock Exchange is restricted or that Exchange is closed, other than customary weekend and holiday closings, (ii) the Securities and Exchange Commission has by order permitted such suspension or (iii) an emergency exists making disposal of portfolio securities or determination of the value of the net assets of the Fund not reasonably practicable.

     Although it would not normally do so, the Trust has the right to pay the redemption price in whole or in part in securities of a Fund's portfolio as prescribed by the Trustees. When a shareholder sells portfolio securities received in this fashion he would incur a brokerage charge. The Trust has, however, elected to be governed by Rule 18f-1 under the 1940 Act, as amended. Under that rule, the Trust must redeem its shares for cash except to the extent that the redemption payments to any shareholder during any 90-day period would exceed the lesser of $250,000 or 1% of a Fund's net asset value at the beginning of such period.


                              FEDERAL INCOME TAXES

     Each Fund has elected to be treated as a regulated investment company and qualified as such in 1996. The Funds intend to continue to so qualify by complying with the provisions of the Internal Revenue Code of 1986 (the "Code") applicable to regulated investment companies so that the Funds will not be liable for Federal income tax with respect to amounts distributed to shareholders in accordance with the timing requirements of the Code.

     In order to qualify as a regulated investment company for a taxable year, each Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currency gains related to investments in stock or securities or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities or currency; (b) diversify its holdings so that, at the end of each quarter of its taxable year,
(i) at least 50% of the market value of the Fund's assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies and certain other securities in respect of any one issuer to an amount not greater in value than 5% of its assets and 10% of the outstanding voting securities of the issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies). As such, and by complying with the applicable provisions of the Code, the Funds will not be subject to Federal income tax on taxable income (including realized capital gains) which is distributed to shareholders in accordance with the timing requirements of the Code.

     The amount of capital gains, if any, realized in any given year will result from sales of securities made with a view to the maintenance of a portfolio believed by Fund management to be most likely to attain a Fund's investment objective. Such sales and any resulting gains or losses, may therefore vary considerably from year to year. Since at the time of an investor's purchase of shares, a portion of the per share net asset value by which the purchase price is determined may be represented by realized or unrealized appreciation in a Fund's portfolio or undistributed income of the Fund, subsequent distributions (or portions thereof) on such shares may be taxable to such investor even if the net asset value of his shares is, as a result of the distributions, reduced below his cost for such shares and the distributions (or portions thereof) represent a return of a portion of his investment.

     The Funds are required to report to the Internal Revenue Service (the "IRS") all distributions of taxable dividends and of capital gains, as well as the gross proceeds of share redemptions. The Funds may be required to withhold Federal income tax at a rate of 31% ("backup withholding") from taxable dividends (including capital gain dividends) and the proceeds of redemptions of shares paid to non-corporate shareholders who have not furnished the Fund with a correct taxpayer identification number and made certain required certifications or who have been notified by the IRS that they are subject to backup withholding. The Funds may also be required to withhold Federal income tax at a rate of 31% if they are notified by the IRS or a broker that the taxpayer identification number is incorrect or that backup withholding applies because of underreporting of interest or dividend income.

     Distributions of taxable net investment income and net realized capital gains will be taxable whether made in shares or in cash. In determining amounts of net realized capital gains to be distributed, any capital loss carryovers from prior years will be applied against capital gains. Shareholders receiving distributions in the form of additional shares will have a cost basis for Federal income tax purposes in each share so received equal to the net asset value of a share of the Fund on the reinvestment date. Fund distributions will also be included in individual and corporate shareholders' income on which the alternative minimum tax may be imposed.

     Any loss realized upon the redemption of shares held (or treated as held) for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain dividend received on the redeemed shares. Any loss realized upon the redemption of shares within six months after receipt of an exempt-interest dividend will be disallowed. All or a portion of a loss realized upon the redemption of shares may be disallowed to the extent shares are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such redemption. Exchanges are treated as redemptions for Federal tax purposes.

     Different tax treatment is accorded to accounts maintained as IRAs, including a penalty on early distributions. Shareholders should consult their tax advisers for more information.

     Each Fund will be separate for investment and accounting purposes and will be treated as a separate taxable entity for Federal income tax purposes.

     Each Fund is subject to a 4% nondeductible excise tax to the extent that it fails to distribute to its shareholders during each calendar year an amount equal to (a) at least 98% of its ordinary income (excluding any capital gain or losses) for the calendar year; plus (b) at least 98% of the excess of its capital gains over capital losses (adjusted for ordinary losses) for the one year period ending on October 31 of such calendar year; plus (c) any ordinary income or capital gain net income (adjusted for certain ordinary losses) from the preceding calendar years which was neither distributed to shareholders nor taxed to the Fund during such year. The Funds intend to distribute to shareholders each year an amount sufficient to avoid the imposition of such excise tax.

     It is important to note that for tax years after August 5, 1997, the Taxpayer Relief Act of 1997 repealed Section 851(b)(3) which required that a RIC must derive less than 30 percent of its gross income from the sales or disposition of stocks or securities held for less than three months.


                          SHARES OF BENEFICIAL INTEREST

     The Trust consists of multiple separate portfolios or Funds. When certain matters affect one Fund but not another, the shareholders would vote as a Fund regarding such matters. Subject to the foregoing, on any matter submitted to a vote of shareholders, all shares then entitled to vote will be voted separately by the Fund unless otherwise required by the 1940 Act, in which case all shares will be voted in the aggregate. For example, a change in a Fund's fundamental investment policies would be voted upon only by shareholders of the Fund. Additionally, approval of the Advisory Contract is a matter to be determined separately by each Fund. Approval by the shareholders of one Fund is effective as to that Fund whether or not sufficient votes are received from the shareholders of the other Fund to approve the proposal as to that Fund. As used in the Prospectuses and in this Statement of Additional Information, the term "majority," when referring to approvals to be obtained from shareholders of a Fund means the vote of the lesser of (i) 67% of the shares of the fund or class represented at a meeting if the holder of more than 50% of the outstanding shares of the fund or class are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the fund. The term "majority", when referring to the approvals to be obtained from shareholders of the trust as a whole means the vote of the lesser of (i) 67% of the trust's shares represented at a meeting if the holders of more than 50% of the trust's outstanding shares are present in person or proxy, or (ii) more than 50% of the trust's outstanding shares. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held.

     The Trust may dispense with annual meetings of shareholders in any year in which it is not required to elect trustees under the 1940 Act. However, the Trust undertakes to hold a special meeting of its shareholders if the purpose of voting on the question of removal of a director or trustees is requested in writing by the holders of at least 10% of the Trust's outstanding voting securities, and to assist in communicating with other shareholders as required by Section 16(c) of the 1940 Act.

     Each share of a Fund represents an equal proportional interest in the Fund with each other share and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of each Fund are entitled to receive the assets attributable to such Fund that are available for distribution, and a distribution of any general assets of the Trust not attributable to a particular Fund that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

     Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and non-assessable by the Trust.

     As of January 30, 1998, the following shareholders owned 5% or more of the outstanding shares of the Funds as listed below:

     FUND                                                   PERCENTAGE INTEREST
-------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET FUND

City of Bridgeport                                                   13%
Attn:  Sharon D. Lemdon
45 Lyons Terrace
Bridgeport, CT  06604

City of New Haven                                                    13%
200 Orange Street
New Haven, CT  06510

Metropolitan District                                                 8%
555 Main Street, Po. Box 800
Hartford, CT  06142-0800

Riverside County Transportation                                       7%
Attn:  Kenneth Kirin
P.O. Box 12005
Riverside, CA  92502-2205

U.S. GOVERNMENT MONEY MARKET FUND

City of Elgin                                                         10%
150 Dexter Court
Elgin, IL  60120-5555

City of Hartford                                                     15%
City Treasurer's Office
Denise Nappier
550 Main Street
Hartford, CT  06103

Diplomat Properties, LTD                                              7%
901 Massachusetts Avenue NW
Washington, D.C. 20001

                                      17



City of Rock Island                                                  13%
1504 Third Avenue
Rock Island, IL  61201-8684

First Union National Bank of Florida                                 12%
Trustee for Orange County Expressway Authority
P.O. Box 44204
Jax, FL  32202

Health Care FAC-SAYR                                                  5%
c/o Mellon Bank, N.A.
Attn: Joe Robinson
Corporate Trust Group
Two Mellon Bank Center
Third Floor, Room 0325
Pittsburgh, PA 15259


                                DISTRIBUTION PLAN

     The Trustees of the Trust have adopted a Distribution Plan on behalf of Class II of the Prime Fund (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the 1940 Act. The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is intended primarily to result in the sale of shares of the fund except pursuant to a plan adopted by the fund under the Rule. The Trustees have adopted the Plan to allow the Prime Fund and ALPS to incur distribution expenses. The Plan provides for payment of a distribution fee (12b-1 fee) of up to 0.30% of the average net assets of Class II of the Prime Fund (these fees are in addition to the fees paid to ALPS under the Administration Agreement). The Trust or ALPS, on behalf of Class II of the Prime Fund, may enter into servicing agreements (Service Agreements) with banks, broker/dealers or other institutions (Agency Institutions). The Plan provides that ALPSmay use its fees and other resources to make payments to Agency Institutions for performance of distribution-related services, including those enumerated above. The Service Agreements further provide for compensation to broker/dealers for their efforts to sell Class II shares of the Prime Fund. The distribution-related services include, but are not limited to, the following: formulation and implementation of marketing and promotional activities, such as mail promotions and television, radio, newspaper, magazine and other mass media advertising; preparation, printing and distribution of sales literature; preparation, printing and distribution of prospectuses of the Prime Fund and reports to recipients other than existing shareholders of the Prime Fund; obtaining such information, analyses and reports with respect to marketing and promotional activities as ALPS may, from time to time, deem advisable; making payments to securities dealers and others engaged in the sales of Class II Shares of the Prime Fund; and providing training, marketing and support to such dealers and others with respect to the sale of Class II Shares of the Prime Fund. The Plan recognizes ALPS may use its fees and other resources to pay expenses associated with the promotion and administration of activities primarily intended to result in the sale of shares.

     The Plan has been approved by the Trustees, including the majority of disinterested Trustees. As required by the Rule, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan prior to its approval, and have determined that there is a reasonable likelihood that the Plan will benefit the Prime Fund and its shareholders. To the extent that the Plan gives ALPS greater flexibility in connection with the distribution of shares of the class, additional sales of shares may result.

     The Plan could be construed as compensation because ALPS is paid a fixed fee and is given discretion concerning what expenses are payable under the Plan. ALPS may spend more for marketing and distribution than it receives in fees and reimbursements from the Prime Fund. However, to the extent fees received exceed expenses, including indirect expenses such as overhead, ALPScould be said to have received a profit. For example, if ALPS pays $1 for distribution-related expenses for Class II of the Prime Fund and receives $2 under the Plan, the $1 difference could be said to be a profit for ALPS. (Because ALPS is reimbursed for its out-of-pocket direct promotional expenses, the Plan also could be construed as a reimbursement plan. Until the issue is resolved by the SEC, unreimbursed expenses incurred in one year will not be carried over to a subsequent year.) If after payment by ALPS for marketing and distribution there are any remaining fees attributable to the Plan, these may be used as ALPS may elect. Since the amount payable under the Plan will be commingled with ALPS' general funds, including the revenues it receives in the conduct of its business, it is possible that certain of ALPS' overhead expenses will be paid out of Plan fees and that these expenses may include items such as the costs of leases, depreciation, communications, salaries, training and supplies. The Prime
Fund believes that such expenses, if paid, will be paid only indirectly out of the fees being paid under the Plan.

                                OTHER INFORMATION

     The Trust's Registration Statement, including the Prospectuses, the Statement of Additional Information and the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C. Statements contained in the Prospectuses or the Statement of Additional Information as to the contents of any contract or other document referred to herein or in the Prospectuses are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.


                           CUSTODIAN AND SUB-CUSTODIAN

     State Street Bank & Trust Company of Connecticut, N.A. acts as Custodian for the Trust. The Custodian, among other things, maintains a custody account or accounts in the name of the Funds; receives and delivers all assets for the Funds upon purchase and upon sale or maturity; collects and receives all income and other payments and distributions on account of the assets of the Funds and pays all expenses of the Funds. For its services as Custodian, State Street receives an asset-based fee and transaction charges. State Street Bank and Trust Company serves as Sub-Custodian for the Trust. The Administrative Services Agreement between ALPS Mutual Fund Services and the Trust currently provides that the asset-based fee and transaction costs of the Trust's Custodian and Sub-Custodian be paid by ALPS Mutual Fund Services. The Sub-Custodian was paid $79,942, $83,234 and $76,684, for the years ended April 30, 1997, and April 30, 1996 and for the period ended April 30, 1995, respectively for custody services.


                                     EXPERTS

     The financial statements and the related financial statement schedules incorporated in this prospectus by reference from the April 30, 1997 Annual Report of Financial Investors Trust have been audited by Deloitte & Touche, independent auditors, as stated in their report, which is incorporated herein by reference, and have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


                              FINANCIAL STATEMENTS

     The Treasury and Government Funds' financial statements and financial highlights for the fiscal year ended April 30, 1997 are included in the Trust's Annual Report which is a separate report supplied independent of this Statement of Additional Information. The Prime Fund had not commenced operations as of April 30, 1997. The Treasury and Government Funds' financial statements and financial highlights are incorporated herein by reference.

                         PART C.  OTHER INFORMATION


Item 24.    FINANCIAL STATEMENTS AND EXHIBITS

    (a) Financial Statements for the fiscal year ended April 30, 1997 with respect to the U.S. Government Money Market Fund and the U.S. Treasury Money Market Fund are incorporated by reference to Item 24(a) of Post Effective Amendment No. 7 to the Trust's Registration Statement filed August 28, 1997.


     (b)    EXHIBITS

            * (1)(a)    Trust Instrument.

            * (1)(b)    Revised Trust Instrument.

            * (2)(a)    By-Laws of Registrant.

            * (2)(b)    Revised By-Laws of Registrant.

              (3)       None.

              (4)       None.

            * (5)(a) Investment Advisory Contract between Registrant and GE Investment Management, Incorporated with respect to the U.S. Treasury Money Market Fund.

            * (5)(b) Investment Advisory Contract between Registrant and GE Investment Management, Incorporated with respect to the U.S. Government Money Market Fund.

           ** (5)(c)    Investment Advisory Contract between Registrant and
                        Tempest, Isenhart, Chafee, Lansdowne & Associates, Inc.
                        with respect to the Aristata Equity Fund.

           ** (5)(d)    Investment Advisory Contract between Registrant and
                        Tempest, Isenhart, Chafee, Lansdowne & Associates, Inc.
                        with respect to the Aristata Quality Bond Fund.

           ** (5)(e)    Investment Advisory Contract between Registrant and
                        Tempest, Isenhart, Chafee, Lansdowne & Associates, Inc.

                        with respect to the Aristata Colorado Quality Tax Exempt Fund.

           ** (5)(f)    Investment Advisory Contract between Registrant and
                        GE Investment Management, Incorporated with respect to the Prime Money Market Fund.

            * (6)(a) Distribution Agreement between Registrant and ALPS Mutual Funds Services, Inc.

            * (6)(b) Amended and restated Administration Agreement between Registrant and ALPS Mutual Funds Services, Inc.

              (7)       None.

            * (8)(a) Custodian Contract between Registrant and State Street Bank and Trust Company.

           ** (8)(b)    Custodian Contract between Registrant and Fifth
                        Third Bank.

            * (9)(a) Transfer Agency and Service Agreement between Registrant and ALPS Mutual Funds Services, Inc.

            * (9)(c) Bookkeeping and Pricing Agreement between Registrant and ALPS Mutual Funds Services, Inc.

             (12)       None.

        **** (13)       Subscription Agreement.

             (14)       None.

             (15)       None.

           * (16)       Schedule of Computation of Performance Calculation.

           * (17)       Financial Data Schedule

             (18)       None

         *** (99.B10)   Consent of Baker & McKenzie, counsel to Registrant

         *** (99.B11)   Consent of Independent Public Accountants.

    (a)     OTHER EXHIBITS

           *  (a)       Power of Attorney dated April 15, 1997.


* Filed with Post-Effective Amendment No. 7 to Registrant's Registration Statement on August 28, 1997.

  **   To be filed with a subsequent amendment to this Registration Statement.
 ***   Filed herewith.
**** Filed with Post-Effective Amendment No. 5 to Registrant's Registration Statement on August 28, 1996.

Item 25.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

            None.

Item 26.    NUMBER OF HOLDERS OF SECURITIES.

            As of January 30, 1998:

            U.S. Treasury Money Market Fund         299
            Government Money Market Fund             75




Item 27.    INDEMNIFICATION.


            As permitted by Section 17(h) and (i) of the Investment Company Act of 1940 (the "1940 Act") and pursuant to Article X of the Registrant's Trust Instrument (Exhibit 1 to the Registration Statement), Section 7 of each Investment Advisory Agreement (Exhibits 5(a), 5(b), 5(c), 5(d) and 5(e) to this Registration Statement) and Sections 1.9 and 1.10 of the Distribution Agreement (Exhibit 6(a) to this Registration Statement), officers, trustees, employees and agents of the Registrant will not be liable to the Registrant, any shareholder, officer, trustee, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions.

            Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Securities Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

    The Registrant has purchased an insurance policy insuring its officers and trustees against liabilities, and certain costs of defending claims against such officers and trustees, to the extent such officers and trustees are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers under certain circumstances.

    Section 7 of each Investment Advisory Contract and Section 1.9 of the Distribution Contract limit the liability of GE Investment Management, Inc., Tempest, Isenhart, Chafee, Lansdowne & Associates, Inc. and ALPS Mutual Funds Services, Inc., respectively, to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard by them of their respective obligations and duties under the agreements.

    The Registrant hereby undertakes that it will apply the indemnification provisions of its Declaration of Trust, By-Laws, Investment Advisory Contracts and Distribution Contract in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretations of Section 17(h) and 17(i) of such Act remain in effect and are consistently applied.

Item 28.    BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS

    With respect to the U.S. Government Money Market Fund, the U.S. Treasury Money Market Fund, the Prime Money Market Fund, the Aristata Colorado Quality Tax Exempt Fund, the Aristata Quality Bond Fund and the Aristata Equity Fund, reference is made to "Management of the Fund" in the Prospectus for each such Fund forming Part A and "Management" in the Statement of Additional Information for such Funds forming Part B of this Registration Statement.

    The list required by this Item 28 of officers and directors of GEIM, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by GEIM pursuant to the Investment Advisers Act of 1940, as amended (SEC File No. 801-31947).

    The list required by this Item 28 of officers and directors of Tempest, Isenhart, Chafee, Lansdowne & Assocs., together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Tempest pursuant to the Investment Advisers Act of 1940, as amended (SEC File No. 801-11809-3).

Item 29.    PRINCIPAL UNDERWRITER

            (a)     ALPS Mutual Funds Services, Inc. acts as
                    Distributor/Underwriter for various other unrelated registered investment companies.

            (b)    Officers and Directors


Name and Principal      Positions and Offices with         Positions and Offices with
Business Address*       Registrant                         Underwriter
----------------------  --------------------------------   ---------------------------
W. Robert Alexander     Chairman of the Board of           Chairman, Chief Executive
                             Trustees and President             Officer and Secretary

Arthur J. L. Lucey      None                               President

Thomas A. Carter        None                               Vice President and Chief
                                                                Financial Officer

Edmund J. Burke         None                               Executive Vice President

James V. Hyatt          Assistant Secretary                Vice President and
                                                                General Counsel

William N. Paston       Vice President and Treasurer       Vice President

Rick A. Pederson        None                               Director

Chris Woessner          None                               Director


--------------------------
*           All addresses are 370 Seventeenth Street, Suite 3100, Denver,
            Colorado 80202.

            (c)    Not applicable.


Item 30.    LOCATION OF ACCOUNTS AND RECORDS

            All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained at the offices of ALPS Mutual Funds Services, Inc., General Electric Investment Management, Inc. and Tempest, Isenhart, Chafee, Lansdowne & Associates, Inc.

Item 31.    MANAGEMENT SERVICES

            Not applicable.

Item 32.    UNDERTAKINGS.

            (a) Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the removal of a trustee if requested to do so by the holders of at least 10% of the Registrant's outstanding shares.

            (b) Registrant undertakes to provide the support to shareholders specified in Section 16(c) of the 1940 Act as though that section applied to the Registrant.

            (c) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report upon request and without a charge.

            (d) With respect to the Aristata Equity Fund, Aristata Quality Bond Fund, the Aristata Colorado Quality Tax Exempt Fund and the Prime Money Market Fund, Registrant undertakes to file a Post-Effective Amendment using financial statements, which need not be certified, within four to six months following the effective date of each such Fund.

                                      SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant has duly caused this Post-Effective Amendment No. 9 of its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Denver, and State of Colorado, on February 27, 1998.


                                            FINANCIAL INVESTORS TRUST
                                            (Registrant)



                                            By: /s/  W. ROBERT ALEXANDER
                                                ------------------------
                                                W. Robert Alexander
                                                Trustee and President


    Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                    Title                         Date
---------                    -----                         ----

/s/  W. ROBERT ALEXANDER     Trustee and                   February 27, 1998
------------------------     President
W. Robert Alexander

/s/  WILLIAM PASTON          Vice President and            February 27, 1998
-------------------          Treasurer (Principal
William Paston               Financial Officer)

/s/  MARY K. ANSTINE*        Trustee                       February 27, 1998
---------------------
Mary K. Anstine

/s/  EDWIN B. CROWDER*       Trustee                       February 27, 1998
----------------------
Edwin B. Crowder

/s/  JOHN R. MORAN, JR*      Trustee                       February 27, 1998
-----------------------
John R. Moran, Jr.


------------------------------------------

* Signature affixed by James V. Hyatt pursuant to a Power of Attorney dated April 15, 1997 and filed with Post-Effective Amendment No. 7 to Registrant's Registration Statement on August 28, 1997.

                          SECURITIES AND EXCHANGE COMMISSION

                               WASHINGTON, D.C.  20549


--------------------------------------------------------------------------------



                                       EXHIBITS

                                          to


                                      FORM N-1A

                                REGISTRATION STATEMENT

                           UNDER THE SECURITIES ACT OF 1933

                                         AND

                          THE INVESTMENT COMPANY ACT OF 1940


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                              FINANCIAL INVESTORS TRUST




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                                 EXHIBIT INDEX



Exhibit
Number   Document
-------  --------

99.B10   Consent of Baker & McKenzie, counsel to Registrant.

99.B11   Consent of Independent Public Accountants.